UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

SoFi Select 500 ETF
Ticker: SFY

SoFi Next 500 ETF
Ticker: SFYX

SoFi Social 50 ETF
Ticker: SFYF

SoFi Enhanced Yield ETF
Ticker: THTA

Annual Report

February 29, 2024

SoFi Funds

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SoFi Funds

SHAREHOLDER LETTER

Market Commentary

The S&P 500 posted eight new closing highs in March (ending on one of them) to total 22 YTD even as the Magnificent Seven turned into the Gang of Four, all while breadth widened and the other 493 issues were up 6.4% YTD. The S&P 500 continued its onward-and-upward trades in March (up 3.10%). The five-month run (cumulatively 25.29%) added roughly $8.9 trillion into shareholder pockets (Microsoft, Apple, Nvidia, and Amazon totaling $9.5 trillion in market cap).

The Magnificent Seven (29% of the market value of the S&P 500) accounted for 37% of the YTD return (of 10.16%), but a new Gang of Four (18% of the S&P 500) has emerged, as Nvidia, Microsoft, Meta Platforms (META) and Amazon, with their gains accounting for 47% of the YTD return, left the remaining three in the dust (Tesla was down 29.3% YTD, the worst issue in the index). While breadth improved in the month of March investors have patiently waited for the Fed to tip their cap on the possibility of upcoming rate cuts.

The information presented in this report relates to the Funds’ performance for the fiscal year or fiscal period ended February 29, 2024 (the “fiscal period”), as applicable.

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “SFY Index”).

Index Description:

In summary, the SFY Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally incudes common stocks and equity interests in real estate investment trusts (“REITs”). The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on three growth-oriented factors:

1)  trailing 12-month sales growth,

2)  trailing 12-month earnings per share (“EPS”) growth, and

3)  12-month forward-looking EPS growth consensus estimates.

The SFY Index’s construction does not naturally target any specific sector or industry, however, due to market conditions and certain factors, a sector such as Information Technology, may be relatively overweight/underweight for periods of time.

Fund Description:

SFY, via its index, is composed of 500 of the largest publicly traded U.S. companies and seeks to track the performance of the SFY Index.

Performance Overview:

During the fiscal period, SFY generated a total return of 31.30% (NAV) and 31.09% (Market). This compares to the 31.34% total return of the SFY Index, and the 30.45% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Financials were the leading contributors, while Information Technology, Energy and Communication Services were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Amazon, NVIDIA, and Meta. Conversely, the leading detractors included Apple, Tesla, and Pfizer.

2

SoFi Funds

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “SFYX Index”).

Index Description:

Similar to the SFY Index described above, in summary, the SFYX Index is rebalanced and reconstituted annually, and the process begins with the selection of the next 500 largest constituents by market capitalization of the Solactive US Broad Market Index, and generally includes common stocks and equity interests in REITs. Again, the weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on the same three growth-oriented factors:

1)  trailing 12-month sales growth,

2)  trailing 12-month EPS growth, and

3) 12-month forward-looking EPS growth consensus estimates.

The Index’s construction does not target any specific sector or industry but may be relatively overweight/underweight certain sectors for periods of time.

Fund Description:

SFYX, via the SFYX Index, is composed of 500 publicly traded U.S. companies in the second tier of 500 companies based on market capitalization and seeks to track the performance of the Index.

Performance Overview:

During the fiscal period, SFYX generated a total return of 14.47% (NAV) and 14.01% (Market). This compares to the 14.36% total return of the SFYX Index, and the 13.05% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Information Technology and Financials were the leading contributors, while Industrials, Health Care, and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Super Micro Computers, Vertiv Holdings, Vistra Corp. Conversely, the leading detractors included Lucid, Agilon Health, Cleveland-Cliffs were the leading detractors.

The SoFi 50 ETF

The SoFi 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (the “SFYF Index”).

Index Description:

The SFYF Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the self-directed brokerage accounts of SoFi Securities, LLC, an affiliate of Social Finance, Inc. (the “SoFi Accounts”), as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the SFYF Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six-month periods (the “Eligible Universe”). The SFYF Index may include common stocks and equity interests in REITs. ETFs and other investment companies are not eligible for the SFYF Index.

Securities in the Eligible Universe are sorted based on:

1)  The number of SoFi Accounts that hold a particular security; and

2)  The total market value of the security held in the SoFi Accounts.

SHAREHOLDER LETTER (Continued)

3

SoFi Funds

Each security in the Eligible Universe is then ranked from highest to lowest based on its “Weighted Average Value” (e.g., the security with the highest Weighted Average Value is assigned rank 1).

Subject to a “buffer rule” aimed at limiting SFYF Index turnover, securities ranked within the top 50 are included in the SFYF Index. Each security in the SFYF Index is then weighted based on its Weighted Average Value in relation to that of the other SFYF Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual SFYF Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The SFYF Index is rebalanced and reconstituted monthly.

The SFYF Index’s construction does not target any specific sector or industry, however, due to market conditions and certain factors a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFYF, via the SFYF Index, is composed of the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by their calculated Weighted Average Value (see above for detail) within the SoFi Accounts.

Performance Overview:

During the fiscal period, SFYF generated a total return of 42.96% (NAV) and 42.87% (Market). This compares to the 42.48% total return of the SoFi Social 50 Index for the same period, and the 30.45% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Consumer Discretionary and Communication Staples were the leading contributors, while Industrials and Information Technology were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included NVIDIA, Meta, and Amazon. Conversely, the leading detractors included Apple, AMC, and Lucid.

The SoFi Enhanced Yield ETF

The SoFi Enhanced Yield ETF (THTA) is an actively managed fund that invests in U.S. government securities combined with a credit spread option strategy. The funds goal is to generate monthly income, and pursue risk-adjusted returns, independent of trends in the equity and bond markets.

Fund Description:

THTA aims to capitalize on US equity market volatility through option credit spreads combined with U.S. Treasury Bills/Bonds. The funds primary focus is maximizing premiums obtained from options, potentially leading to an enhanced yield. U.S. Treasury Bills/Bonds constitute 95%-100% of the funds portfolio, with up to 90% serving as collateral for options on major equity indices like the S&P 500, NASDAQ 100, and the Russell 2000® Total Return Index. The fund manager utilizes put or call credit spreads, involving the purchase or sale of options with varying strike prices on the broad equity indices. Returns are expected to come from the interest and capital gains of the securities portfolio, as well as the credit spread strategy. THTA takes bullish, bearish, or neutral positions, sometimes simultaneously, and closely monitors and adjusts spreads while reallocating capital as needed. The fund strives to achieve risk-adjusted earnings that are not reliant on traditional equity and fixed income markets.

Performance Overview:

During the period since inception (November 14, 2023) ending February 29, 2024, THTA generated a total return of 2.64% (NAV) and 2.80% (Market).

Reviewing individual positions based on performance attribution to the overall portfolio, THTA’s options positions were most impactful to overall performance. Leading contributors included SPX 3/8/24 P4450, SPX 2/9/24 P4225, and SPX 1/26/24 P4200. Conversely, the leading detractors included SPC 3/8/24 P4400, SPX 2/9/24 P4175, and SPX 1/26/24 P4150.

SHAREHOLDER LETTER (Continued)

4

SoFi Funds

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a fund’s holdings and returns may deviate from those of its index, if applicable. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. THTA is newer and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. The Nasdaq-100® Total Return Index is an index of 100 of the largest non-financial securities, based on market capitalization, listed on The Nasdaq Stock Market, LLC. Russell 2000® Total Return Index is a small-cap U.S. stock market index that makes up the smallest 2,000 stocks in the Russell Index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

SoFi ETFs are distributed by Foreside Fund Services, LLC.

Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, Tidal Investments LLC the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. SoFi has provided support in developing the methodology used by the SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi 50 ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

SHAREHOLDER LETTER (Continued)

5

SoFi Funds

SoFi Select 500 ETF PERFORMANCE SUMMARY (Unaudited)

Total Returns for the Year Ended February 29, 2024:	1 Year	Since Inception (4/10/2019)	Ending Value (2/29/2024)
SoFi Select 500 ETF - NAV	31.30%	14.35%	$19,261
SoFi Select 500 ETF - Market	31.09%	14.33%	19,241
Solactive SoFi US 500 Growth Index	31.34%	14.37%	19,275
S&P 500® Total Return Index	30.45%	14.22%	19,152

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect for the “NAV” return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.19% and net expense ratio is 0.00% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to waive its Management Fees (defined below) for the Fund until at least June 30, 2024.

6

SoFi Funds

SoFi Next 500 ETF PERFORMANCE SUMMARY (Unaudited)

Total Returns for the Year Ended February 29, 2024:	1 Year	Since Inception (4/10/2019)	Ending Value (2/29/2024)
SoFi Next 500 ETF - NAV	14.47%	7.50%	$14,239
SoFi Next 500 ETF - Market	14.01%	7.46%	14,213
Solactive SoFi US Next 500 Growth Index	14.36%	7.48%	14,228
S&P MidCap 400® Total Return Index	13.05%	10.17%	16,056

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect for the “NAV” return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s gross expense ratio is 0.19% and net expense ratio is 0.00% (as of the Fund’s most recently filed Prospectus). The Fund’s investment adviser (defined below) has agreed to waive its Management Fees (defined below) for the Fund until at least June 30, 2024.

7

SoFi Funds

SoFi Social 50 ETF PERFORMANCE SUMMARY (Unaudited)

Total Returns for the Year Ended February 29, 2024:	1 Year	Since Inception (5/7/2019)	Ending Value (2/29/2024)
SoFi Social 50 ETF - NAV	42.96%	11.30%	$16,746
SoFi Social 50 ETF - Market	42.87%	11.33%	16,764
SoFi Social 50 Index	42.48%	11.63%	16,985
S&P 500® Total Return Index	30.45%	14.47%	19,166

This chart illustrates the performance of a hypothetical $10,000 investment made on May 7, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s expense ratio is 0.29% (as of the Fund’s most recently filed Prospectus).

8

SoFi Funds

SOFI ENHANCED YIELD ETF PERFORMANCE SUMMARY(a) (Unaudited)

Total Returns for the Period Ended February 29, 2024:	Since Inception (11/14/2023)	Ending Value (2/29/2024)
SoFi Enhanced Yield ETF - NAV	2.64%	$10,264
SoFi Enhanced Yield ETF - Market	2.80%	10,280
Bloomberg U.S. Aggregate Bond Index	3.34%	10,334

(a)The Fund commenced operations on November 14, 2023.

This chart illustrates the performance of a hypothetical $10,000 investment made on November 14, 2023 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 358-0096. The Fund’s expense ratio is 0.49% (as of the Fund’s most recently filed Prospectus).

9

SoFi Funds

SOFI SELECT 500 ETF PORTFOLIO ALLOCATIONS at February 29, 2024 (Unaudited)

Sector	% of Net Assets
Technology	27.3%
Communications	17.5
Consumer, Non-cyclical	15.1
Financial	12.7
Consumer, Cyclical	9.4
Energy	7.5
Industrial	5.9
Utilities	2.4
Basic Materials	1.8
Cash Equivalents(a)	0.4
100.0%

(a)Represents short-term investments, and liabilities in excess of other assets.

SOFI NEXT 500 ETF PORTFOLIO ALLOCATIONS at February 29, 2024 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	18.6%
Financial	18.1
Industrial	17.8
Consumer, Cyclical	14.5
Technology	14.4
Energy	9.1
Communications	2.6
Utilities	2.5
Basic Materials	2.1
Cash Equivalents(b)	0.3
100.0%

(b)Represents short-term investments, and liabilities in excess of other assets.

SOFI SOCIAL 50 ETF PORTFOLIO ALLOCATIONS at February 29, 2024 (Unaudited)

Sector	% of Net Assets
Consumer, Cyclical	25.2%
Technology	33.5
Communications	24.5
Financial	8.3
Consumer, Non-cyclical	6.3
Industrial	0.9
Energy	1.1
Cash Equivalents(c)	0.2
100.0%

(c)Represents short-term investments, and liabilities in excess of other assets.

10

SoFi Funds

SOFI ENHANCED YIELD ETF PORTFOLIO ALLOCATIONS at February 29, 2024 (Unaudited)

Sector	% of Net Assets
U.S. Treasury Obligations	71.5%
Cash Equivalents(d)	28.5
Options Purchased	0.7
Options Written	(0.7)
100.0%

(d)Represents short-term investments and other assets in excess of liabilities.

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS as of February 29, 2024

	Shares	Value
Common Stocks — 97.6%
Advertising — 0.1%
Omnicom Group, Inc.	2,051	$181,288
The Trade Desk, Inc. - Class A(a)	8,497	725,899
		907,187
Aerospace & Defense — 1.2%
General Dynamics Corp.	3,102	847,622
Howmet Aerospace, Inc.	5,801	386,057
L3Harris Technologies, Inc.	2,111	446,814
Lockheed Martin Corp.	2,706	1,158,817
Northrop Grumman Corp.	1,527	703,978
RTX Corp.(b)	18,930	1,697,453
The Boeing Co.(a)	8,163	1,662,966
TransDigm Group, Inc.	750	883,305
		7,787,012
Agriculture — 0.4%
Altria Group, Inc.	24,773	1,013,463
Archer-Daniels-Midland Co.	8,736	463,969
Bunge Global SA	1,802	170,055
Philip Morris International, Inc.	16,828	1,513,847
		3,161,334
Airlines — 0.4%
Delta Air Lines, Inc.	28,848	1,219,405
Southwest Airlines Co.	16,344	560,109
United Airlines Holdings, Inc.(a)	14,749	670,932
		2,450,446
Apparel — 0.2%
Nike, Inc. - Class B(b)	12,726	1,322,613

Auto Manufacturers — 3.4%
Cummins, Inc.	1,908	512,508
Ford Motor Co.	82,389	1,024,919
General Motors Co.(b)	19,066	781,325
PACCAR, Inc.	8,330	923,714
Stellantis NV(b)	49,989	1,312,711
Tesla, Inc.(a)	91,088	18,388,845
		22,944,022
Banks — 3.7%
Bank of America Corp.	113,344	3,912,635
Citigroup, Inc.	28,633	1,588,845
Citizens Financial Group, Inc.	9,052	284,142
Fifth Third Bancorp	9,062	311,189
Huntington Bancshares, Inc.	32,187	419,718
JPMorgan Chase & Co.	42,151	7,842,616
KeyCorp	12,878	183,769
M&T Bank Corp.(b)	3,784	528,776
Morgan Stanley	18,862	1,622,886

	Shares	Value
Common Stocks — 97.6% (Continued)
Banks — 3.7% (Continued)
Northern Trust Corp.	3,232	$265,444
Regions Financial Corp.	13,147	244,929
State Street Corp.	4,477	330,089
The Bank of New York Mellon Corp.	12,883	722,607
The Goldman Sachs Group, Inc.	3,236	1,258,966
The PNC Financial Services Group, Inc.	5,829	858,029
Truist Financial Corp.	18,704	654,266
U.S. Bancorp	25,834	1,083,995
Wells Fargo & Co.	48,012	2,668,987
		24,781,888
Beverages — 1.4%
Brown-Forman Corp. - Class B(b)	3,544	213,455
Constellation Brands, Inc. - Class A	8,683	2,157,899
Keurig Dr Pepper, Inc.	18,286	546,934
Monster Beverage Corp.(a)	11,406	674,095
PepsiCo, Inc.	15,690	2,594,185
The Coca-Cola Co.	51,786	3,108,195
		9,294,763
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.(a)	1,693	255,795
Amgen, Inc.	6,305	1,726,497
Biogen, Inc.(a)	1,311	284,474
BioMarin Pharmaceutical, Inc.(a)	5,042	435,024
Bio-Rad Laboratories, Inc. - Class A(a)	185	60,288
Corteva, Inc.	8,976	480,396
Gilead Sciences, Inc.	14,366	1,035,789
Illumina, Inc.(a)	1,231	172,131
Incyte Corp.(a)	3,316	193,522
Moderna, Inc.(a)(b)	3,832	353,464
Regeneron Pharmaceuticals, Inc.(a)	790	763,211
Royalty Pharma PLC - Class A	13,737	416,781
Vertex Pharmaceuticals, Inc.(a)	3,264	1,373,295
		7,550,667
Building Materials — 0.5%
Carrier Global Corp.	10,439	580,200
Johnson Controls International PLC	7,699	456,320
Martin Marietta Materials, Inc.	756	436,749
Masco Corp.	2,621	201,188
Trane Technologies PLC	2,826	796,847
Vulcan Materials Co.	2,247	597,364
		3,068,668
Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,873	672,397
Albemarle Corp.(b)	7,060	973,221
Celanese Corp.(b)	1,292	196,345
CF Industries Holdings, Inc.	6,741	544,134

SoFi Select 500 ETF

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Chemicals — 1.4% (Continued)
Dow, Inc.	7,155	$399,821
DuPont de Nemours, Inc.(b)	3,985	275,722
Eastman Chemical Co.	1,202	105,463
Ecolab, Inc.	3,234	727,133
FMC Corp.	2,241	126,370
International Flavors & Fragrances, Inc.(b)	2,360	178,180
Linde PLC	6,082	2,729,723
LyondellBasell Industries NV - Class A	3,643	365,320
PPG Industries, Inc.	2,601	368,302
The Mosaic Co.	9,823	306,085
The Sherwin-Williams Co.	3,074	1,020,660
Westlake Corp.	2,325	322,501
		9,311,377
Commercial Services — 1.7%
Automatic Data Processing, Inc.	4,849	1,217,729
Block, Inc.(a)	4,825	383,443
Booz Allen Hamilton Holding Corp.	1,630	240,767
Cintas Corp.	1,252	787,020
CoStar Group, Inc.(a)	4,258	370,574
Equifax, Inc.(b)	1,211	331,317
FleetCor Technologies, Inc.(a)	1,055	294,630
Gartner, Inc.(a)	949	441,816
Global Payments, Inc.	8,917	1,156,535
MarketAxess Holdings, Inc.	411	87,712
Moody’s Corp.	1,536	582,789
PayPal Holdings, Inc.(a)	14,208	857,311
Quanta Services, Inc.	2,477	598,220
Rollins, Inc.	5,442	239,829
S&P Global, Inc.	5,691	2,437,911
TransUnion	3,337	259,051
United Rentals, Inc.	1,138	788,941
Verisk Analytics, Inc.	1,229	297,295
		11,372,890
Computers — 6.3%
Accenture PLC - Class A	8,651	3,242,222
Apple, Inc.	159,212	28,777,569
Cognizant Technology Solutions Corp. - Class A	5,558	439,193
Crowdstrike Holdings, Inc. - Class A(a)	8,333	2,701,142
Dell Technologies, Inc. - Class C	2,462	233,053
EPAM Systems, Inc.(a)	978	297,703
Fortinet, Inc.(a)	16,090	1,111,980
Hewlett Packard Enterprise Co.	17,377	264,652
HP, Inc.	8,431	238,850
International Business Machines Corp.	17,102	3,164,383
Leidos Holdings, Inc.	1,626	207,900
NetApp, Inc.(b)	2,444	217,809

	Shares	Value
Common Stocks — 97.6% (Continued)
Computers — 6.3% (Continued)
Seagate Technology Holdings PLC	1,702	$158,371
Western Digital Corp.(a)	3,548	211,000
Zscaler, Inc.(a)	4,510	1,091,285
		42,357,112
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	7,936	686,623
The Estee Lauder Company, Inc. - Class A	2,593	385,268
The Procter & Gamble Co.	23,484	3,732,547
		4,804,438
Distribution & Wholesale — 0.3%
Copart, Inc.(a)	11,763	625,203
Fastenal Co.	7,834	571,960
LKQ Corp.	2,482	129,784
W.W. Grainger, Inc.(b)	649	631,776
		1,958,723
Diversified Financial Services — 3.9%
American Express Co.	12,039	2,641,597
Ameriprise Financial, Inc.	1,833	746,691
Apollo Global Management, Inc.(b)	15,447	1,726,975
Ares Management Corp. - Class A	2,326	308,497
BlackRock, Inc.(b)	1,344	1,090,441
Capital One Financial Corp.(b)	4,912	675,940
Cboe Global Markets, Inc.	1,615	310,080
CME Group, Inc.	4,237	933,623
Coinbase Global, Inc. - Class A(a)	1,388	282,541
Discover Financial Services	3,439	415,087
Franklin Resources, Inc.	4,619	126,792
Intercontinental Exchange, Inc.	5,302	733,903
LPL Financial Holdings, Inc.	1,288	345,042
Mastercard, Inc. - Class A	12,678	6,019,008
Nasdaq, Inc.	5,616	315,619
Raymond James Financial, Inc.	3,229	388,513
Synchrony Financial	5,428	224,176
T. Rowe Price Group, Inc.	1,832	207,657
The Charles Schwab Corp.	27,428	1,831,642
Visa, Inc. - Class A(b)	23,302	6,586,078
		25,909,902
Electric — 2.3%
Alliant Energy Corp.	3,105	148,264
Ameren Corp.	3,901	277,712
American Electric Power Co., Inc.	6,800	579,292
Avangrid, Inc.	4,837	150,576
CenterPoint Energy, Inc.(b)	8,262	227,205
CMS Energy Corp.	4,331	248,469
Consolidated Edison, Inc.	4,632	403,957
Constellation Energy Corp.	12,821	2,159,697

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Electric — 2.3% (Continued)
Dominion Energy, Inc.	15,830	$757,149
DTE Energy Co.	3,451	373,916
Duke Energy Corp.	9,818	901,587
Edison International(b)	6,136	417,371
Entergy Corp.	2,913	295,873
Evergy, Inc.(b)	2,428	120,283
Eversource Energy	5,414	317,802
Exelon Corp.	8,381	300,375
FirstEnergy Corp.(b)	9,846	360,462
NextEra Energy, Inc.	34,514	1,904,828
PG&E Corp.	66,595	1,111,471
PPL Corp.	32,506	857,183
Public Service Enterprise Group, Inc.	13,972	871,853
Sempra	10,152	716,731
The AES Corp.	13,070	198,664
The Southern Co.(b)	18,740	1,260,265
WEC Energy Group, Inc.	3,766	295,593
Xcel Energy, Inc.	7,028	370,305
		15,626,883
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,591	466,846
Eaton Corp PLC	4,334	1,252,526
Emerson Electric Co.	6,049	646,336
		2,365,708
Electronics — 0.5%
Amphenol Corp. - Class A	7,570	826,947
Fortive Corp.	5,258	447,614
Garmin Ltd.(b)	2,001	274,837
Honeywell International, Inc.	7,005	1,392,103
Keysight Technologies, Inc.(a)	2,483	383,127
Mettler-Toledo International, Inc.(a)	242	301,827
		3,626,455
Energy — Alternate Sources — 0.2%
Enphase Energy, Inc.(a)(b)	6,338	804,990
First Solar, Inc.(a)	3,796	584,166
		1,389,156
Engineering & Construction — 0.0%(c)
Jacobs Solutions, Inc.	2,003	293,740
Entertainment — 0.1%
Live Nation Entertainment, Inc.(a)	8,180	793,296
Environmental Control — 0.3%
Republic Services, Inc.	4,079	748,904
Veralto Corp.	2,760	238,519
Waste Management, Inc.	4,831	993,496
		1,980,919

	Shares	Value
Common Stocks — 97.6% (Continued)
Food — 0.7%
Campbell Soup Co.(b)	3,344	$142,588
Conagra Brands, Inc.	4,329	121,558
General Mills, Inc.	5,782	371,089
Hormel Foods Corp.	5,596	197,651
Kellanova(b)	3,502	193,135
Lamb Weston Holdings, Inc.	2,380	243,260
McCormick & Co., Inc.	2,382	164,025
Mondelez International, Inc. - Class A(b)	14,250	1,041,247
Sysco Corp.	8,957	725,247
The Hershey Co.	1,934	363,437
The J.M. Smucker Co.	988	118,728
The Kraft Heinz Co.	17,634	622,128
The Kroger Co.	8,303	411,912
Tyson Foods, Inc. - Class A	2,398	130,068
WK Kellogg Co.	875	12,810
		4,858,883
Forest Products & Paper — 0.0%(c)
International Paper Co.	4,741	167,642
Gas — 0.0%(c)
Atmos Energy Corp.	2,541	286,904
Hand & Machine Tools — 0.0%(c)
Snap-on, Inc.	409	112,745
Stanley Black & Decker, Inc.	1,245	111,166
		223,911
Healthcare — Products — 2.8%
Abbott Laboratories	17,997	2,135,164
Agilent Technologies, Inc.	3,498	480,485
Align Technology, Inc.(a)	652	197,178
Baxter International, Inc.	4,346	177,838
Boston Scientific Corp.(a)	24,385	1,614,531
Danaher Corp.	8,472	2,144,602
Edwards Lifesciences Corp.(a)	5,741	487,239
Exact Sciences Corp.(a)	2,892	166,377
GE HealthCare Technologies, Inc.	5,108	466,258
Hologic, Inc.(a)	1,813	133,799
IDEXX Laboratories, Inc.(a)	882	507,353
Insulet Corp.(a)	2,506	410,984
Intuitive Surgical, Inc.(a)	3,976	1,533,146
Medtronic PLC	12,991	1,082,930
QIAGEN NV	1,367	58,494
ResMed, Inc.	1,764	306,442
Revvity, Inc.	969	106,193
STERIS PLC	3,120	726,679
Stryker Corp.	4,934	1,722,311
Teleflex, Inc.	448	99,810
The Cooper Cos, Inc.	1,916	179,338

SoFi Select 500 ETF

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Healthcare — Products — 2.8% (Continued)
Thermo Fisher Scientific, Inc.	4,935	$2,813,837
Waters Corp.(a)	537	181,195
West Pharmaceutical Services, Inc.	677	242,610
Zimmer Biomet Holdings, Inc.	3,205	398,574
		18,373,367
Healthcare — Services — 1.5%
Centene Corp.(a)	8,506	667,126
Elevance Health, Inc.	2,867	1,437,083
Fortrea Holdings, Inc.(a)	1	38
HCA Healthcare, Inc.	2,601	810,732
Humana, Inc.	1,330	465,926
IQVIA Holdings, Inc.(a)	2,395	591,948
Laboratory Corp of America Holdings	775	167,268
Molina Healthcare, Inc.(a)	746	293,857
Quest Diagnostics, Inc.	946	118,146
UnitedHealth Group, Inc.	11,516	5,684,297
		10,236,421
Home Builders — 0.3%
D.R. Horton, Inc.	3,852	575,643
Lennar Corp. - Class A	3,197	506,756
NVR, Inc.(a)	43	327,900
PulteGroup, Inc.	2,619	283,847
		1,694,146
Household Products & Wares — 0.2%
Avery Dennison Corp.	915	198,125
Church & Dwight Co., Inc.(b)	2,379	238,185
Kimberly-Clark Corp.	3,438	416,583
The Clorox Co.	1,332	204,209
		1,057,102
Insurance — 2.8%
Aflac, Inc.	5,110	412,581
American International Group, Inc.	8,374	610,381
Aon PLC - Class A	2,686	848,749
Arch Capital Group Ltd.(a)	3,865	338,535
Arthur J Gallagher & Co.	2,645	645,195
Berkshire Hathaway, Inc. - Class B(a)	16,659	6,820,195
Brown & Brown, Inc.	3,406	286,819
Chubb Ltd.	4,472	1,125,469
Cincinnati Financial Corp.	1,396	159,144
CNA Financial Corp.	2,682	117,874
Everest Group Ltd.	464	171,160
Globe Life, Inc.	1,024	129,976
Markel Group, Inc.(a)	170	253,722
Marsh & McLennan Company, Inc.	4,961	1,003,461
MetLife, Inc.	9,111	635,401
Principal Financial Group, Inc.(b)	4,738	383,115

	Shares	Value
Common Stocks — 97.6% (Continued)
Insurance — 2.8% (Continued)
Prudential Financial, Inc.	4,746	$517,267
The Allstate Corp.	3,202	510,783
The Hartford Financial Services Group, Inc.	3,192	305,921
The Progressive Corp.	11,474	2,175,011
The Travelers Company, Inc.	2,349	519,035
W.R. Berkley Corp.	3,530	295,108
Willis Towers Watson PLC	1,043	284,332
		18,549,234
Internet — 14.7%
Airbnb, Inc. - Class A(a)(b)	16,922	2,664,707
Alphabet, Inc. - Class C(a)	63,922	8,935,017
Alphabet, Inc. - Class A(a)	63,742	8,825,717
Amazon.com, Inc.(a)	283,916	50,184,993
Booking Holdings, Inc.	1,089	3,777,556
CDW Corp.	1,711	421,265
DoorDash, Inc. - Class A(a)	4,111	512,107
eBay, Inc.	4,581	216,590
Etsy, Inc.(a)(b)	1,119	80,221
Expedia Group, Inc.(a)	7,667	1,048,999
Gen Digital, Inc.	8,808	189,284
GoDaddy, Inc. - Class A(a)	1,934	220,766
Match Group, Inc.(a)	3,803	137,060
Meta Platforms, Inc. - Class A	18,720	9,175,235
Netflix, Inc.(a)	4,736	2,855,429
Okta, Inc.(a)(b)	3,657	392,396
Palo Alto Networks, Inc.(a)(b)	14,624	4,541,483
Pinterest, Inc. - Class A(a)(b)	8,525	312,868
Snap, Inc. - Class A(a)	15,270	168,275
Spotify Technology SA(a)	1,240	317,948
Uber Technologies, Inc.(a)	33,376	2,653,392
VeriSign, Inc.(a)	1,057	206,422
		97,837,730
Iron & Steel — 0.2%
Nucor Corp.	2,800	538,440
Reliance, Inc.	888	285,243
Steel Dynamics, Inc.	2,022	270,584
		1,094,267
Leisure Time — 0.2%
Carnival Corp.(a)	36,339	576,337
Royal Caribbean Cruises Ltd.(a)	8,284	1,021,831
		1,598,168
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	7,779	1,589,405
Las Vegas Sands Corp.	10,194	555,777
Marriott International, Inc. - Class A	7,342	1,834,546
MGM Resorts International	6,114	264,614
		4,244,342

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	15

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	6,937	$2,316,681
Machinery — Diversified — 0.6%
Deere & Co.	4,903	1,789,840
Dover Corp.	1,573	260,143
IDEX Corp.	868	204,761
Ingersoll Rand, Inc.	5,617	513,001
Otis Worldwide Corp.(b)	3,479	331,549
Rockwell Automation, Inc.	1,192	339,815
Westinghouse Air Brake Technologies Corp.	1,949	275,374
Xylem, Inc.	2,041	259,309
		3,973,792
Media — 1.0%
Charter Communications, Inc. - Class A(a)(b)	1,556	457,355
Comcast Corp. - Class A	46,843	2,007,223
FactSet Research Systems, Inc.(b)	524	242,392
Liberty Broadband Corp. - Class C(a)	1,643	98,876
Sirius XM Holdings, Inc.(b)	47,250	208,845
The Walt Disney Co.	27,974	3,121,338
ViacomCBS, Inc. - Class B(b)	5,493	60,643
Warner Bros Discovery, Inc.(a)(b)	49,927	438,858
		6,635,530
Mining — 0.2%
Freeport-McMoRan, Inc.	16,195	612,333
Newmont Corp.(b)	12,897	403,031
Southern Copper Corp.(b)	7,906	639,279
		1,654,643
Miscellaneous Manufacturers — 1.0%
3M Co.	5,441	501,225
Axon Enterprise, Inc.(a)	2,233	686,357
General Electric Co.	20,225	3,173,101
Illinois Tool Works, Inc.	3,501	917,787
Parker-Hannifin Corp.	1,629	872,248
Teledyne Technologies, Inc.(a)	753	321,734
Textron, Inc.	2,288	203,792
		6,676,244
Office & Business Equipment — 0.0%(c)
Zebra Technologies Corp. - Class A(a)(b)	438	122,412
Oil & Gas — 6.3%
Chevron Corp.	52,231	7,939,634
ConocoPhillips	39,895	4,489,783
Coterra Energy, Inc.	30,313	781,469
Devon Energy Corp.	16,570	730,074
Diamondback Energy, Inc.	4,562	832,656
EOG Resources, Inc.	14,282	1,634,718
Exxon Mobil Corp.	102,467	10,709,851

	Shares	Value
Common Stocks — 97.6% (Continued)
Oil & Gas — 6.3% (Continued)
Hess Corp.	10,252	$1,494,229
Marathon Oil Corp.	17,609	427,018
Marathon Petroleum Corp.	21,942	3,713,245
Occidental Petroleum Corp.	28,425	1,722,839
Phillips 66	22,407	3,193,222
Pioneer Natural Resources Co.	6,842	1,609,170
Valero Energy Corp.	19,669	2,782,377
		42,060,285
Oil & Gas Services — 0.4%
Baker Hughes Co.	14,604	432,132
Halliburton Co.	19,909	698,209
Schlumberger NV	29,845	1,442,409
		2,572,750
Packaging & Containers — 0.1%
Ball Corp.	3,521	225,415
Packaging Corp of America	1,059	191,880
		417,295
Pharmaceuticals — 4.5%
AbbVie, Inc.	22,247	3,916,584
Becton Dickinson & Co.	3,177	748,342
Bristol-Myers Squibb Co.	27,452	1,393,189
Cardinal Health, Inc.	2,158	241,653
Cencora, Inc.	2,397	564,733
CVS Health Corp.	17,445	1,297,385
Dexcom, Inc.(a)	7,307	840,816
Eli Lilly & Co.	8,682	6,543,451
Johnson & Johnson	27,737	4,476,197
McKesson Corp.	1,928	1,005,278
Merck & Co., Inc.	35,212	4,477,207
Pfizer, Inc.	86,132	2,287,666
The Cigna Group	3,382	1,136,825
Viatris, Inc.	22,379	276,828
Zoetis, Inc.(b)	4,868	965,470
		30,171,624
Pipelines — 0.6%
Cheniere Energy, Inc.	9,870	1,531,823
Kinder Morgan, Inc.	30,945	538,134
ONEOK, Inc.	7,988	600,059
Targa Resources Corp.	9,169	900,762
The Williams Company, Inc.	15,290	549,523
		4,120,301
Private Equity — 0.3%
Blackstone, Inc.(b)	9,036	1,154,982
KKR & Co., Inc.	12,002	1,179,316
		2,334,298

SoFi Select 500 ETF

16	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Real Estate — 0.0%(c)
CBRE Group, Inc. - Class A(a)	3,270	$300,480
Retail — 3.9%
AutoZone, Inc.(a)	181	544,090
Best Buy Co., Inc.	1,773	143,400
Burlington Stores, Inc.(a)(b)	575	117,933
CarMax, Inc.(a)(b)	1,823	144,017
Chipotle Mexican Grill, Inc.(a)	312	838,896
Costco Wholesale Corp.	5,588	4,156,857
Darden Restaurants, Inc.(b)	1,530	261,186
Dollar General Corp.	2,465	358,189
Dollar Tree, Inc.(a)(b)	2,385	349,832
Domino’s Pizza, Inc.(b)	288	129,125
Genuine Parts Co.	1,854	276,728
Lowe’s Company, Inc.	5,984	1,440,169
McDonald’s Corp.	7,177	2,097,694
O’Reilly Automotive, Inc.(a)	610	663,326
Ross Stores, Inc.	3,297	491,121
Starbucks Corp.	13,031	1,236,642
Target Corp.	4,813	736,004
The Home Depot, Inc.	10,774	4,100,692
The TJX Company, Inc.	12,287	1,218,133
Tractor Supply Co.(b)	1,155	293,740
Ulta Beauty, Inc.(a)	652	357,661
Walgreens Boots Alliance, Inc.	11,212	238,367
Walmart, Inc.	89,806	5,263,529
Yum! Brands, Inc.(b)	2,842	393,390
		25,850,721
Semiconductors — 8.8%
Advanced Micro Devices, Inc.(a)	44,206	8,510,981
Analog Devices, Inc.	14,730	2,825,509
Applied Materials, Inc.	8,813	1,776,877
Broadcom, Inc.	7,152	9,301,104
GLOBALFOUNDRIES, Inc.(a)(b)	22,430	1,226,248
Intel Corp.	28,635	1,232,737
KLA Corp.	1,906	1,300,464
Lam Research Corp.	1,566	1,469,300
Marvell Technology, Inc.	39,122	2,803,483
Microchip Technology, Inc.	11,509	968,367
Micron Technology, Inc.	8,910	807,335
Monolithic Power Systems, Inc.	1,123	808,605
NVIDIA Corp.	25,469	20,149,034
ON Semiconductor Corp.(a)	7,162	565,225
Qorvo, Inc.(a)	525	60,139
QUALCOMM, Inc.	15,682	2,474,463
Skyworks Solutions, Inc.	1,728	181,302
Teradyne, Inc.(b)	1,242	128,659
Texas Instruments, Inc.	11,037	1,846,821
		58,436,653

	Shares	Value
Common Stocks — 97.6% (Continued)
Software — 12.3%
Adobe, Inc.(a)	6,147	$3,444,041
Akamai Technologies, Inc.(a)	1,563	173,368
ANSYS, Inc.(a)	1,119	373,936
Aspen Technology, Inc.(a)(b)	1,123	217,738
Atlassian Corp. - Class A(a)	3,907	810,390
Autodesk, Inc.(a)	3,327	858,932
Broadridge Financial Solutions, Inc.	1,262	256,918
Cadence Design Systems, Inc.(a)	4,248	1,293,006
Cloudflare, Inc. - Class A(a)	10,505	1,035,163
Datadog, Inc. - Class A(a)	13,668	1,796,795
DocuSign, Inc.(a)	6,362	338,904
Electronic Arts, Inc.	4,106	572,705
Fair Isaac Corp.(a)	238	302,239
Fidelity National Information Services, Inc.	4,148	287,000
Fiserv, Inc.(a)	9,688	1,446,128
HubSpot, Inc.(a)	1,117	691,211
Intuit, Inc.	4,589	3,042,002
Jack Henry & Associates, Inc.	773	134,324
Microsoft Corp.	80,577	33,329,871
MongoDB, Inc.(a)	1,642	734,926
MSCI, Inc.	1,107	620,994
Oracle Corp.	34,446	3,846,929
Palantir Technologies, Inc. - Class A(a)	47,073	1,180,591
Paychex, Inc.	4,482	549,583
Paycom Software, Inc.	1,279	233,277
PTC, Inc.(a)	1,429	261,521
ROBLOX Corp. - Class A(a)	6,671	266,173
Roper Technologies, Inc.	948	516,404
Salesforce, Inc.	36,127	11,156,741
ServiceNow, Inc.(a)	6,450	4,975,143
Snowflake, Inc. - Class A(a)	9,131	1,719,185
Splunk, Inc.(a)	5,137	802,502
SS&C Technologies Holdings, Inc.	3,048	194,340
Synopsys, Inc.(a)	2,109	1,209,997
Take-Two Interactive Software, Inc.(a)	3,508	515,430
Twilio, Inc. - Class A(a)	4,299	256,177
Tyler Technologies, Inc.(a)	426	186,222
Unity Software, Inc.(a)(b)	6,531	191,489
Veeva Systems, Inc. - Class A(a)	2,020	455,530
Workday, Inc. - Class A(a)	3,090	910,499
Zoom Video Communications, Inc. - Class A(a)	9,140	646,472
		81,834,796
Telecommunications — 1.7%
Arista Networks, Inc.(a)	8,454	2,346,323
AT&T, Inc.	75,469	1,277,690
Cisco Systems, Inc.	46,180	2,233,727
Corning, Inc.	8,269	266,593

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	17

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 97.6% (Continued)
Telecommunications — 1.7% (Continued)
Motorola Solutions, Inc.	1,988	$656,815
T-Mobile US, Inc.(b)	18,427	3,009,129
Ubiquiti, Inc.(b)	423	49,567
Verizon Communications, Inc.	43,349	1,734,827
		11,574,671
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	1,069	79,192
CSX Corp.	25,278	959,047
Expeditors International of Washington, Inc.	1,385	165,646
FedEx Corp.	2,504	623,421
J.B. Hunt Transport Services, Inc.	1,507	310,909
Norfolk Southern Corp.	2,838	719,092
Old Dominion Freight Line, Inc.(b)	1,628	720,357
Union Pacific Corp.	7,724	1,959,503
United Parcel Service, Inc. - Class B	8,101	1,201,054
		6,738,221
Water — 0.0%(c)
American Water Works Co., Inc.	1,790	212,187
Total Common Stocks (Cost $520,515,745)		653,284,900
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.(b)	2,434	303,593
American Tower Corp.	5,778	1,149,013
AvalonBay Communities, Inc.	1,560	276,167
Crown Castle, Inc.	6,353	698,449
Digital Realty Trust, Inc.	2,756	404,608
Equinix, Inc.	1,147	1,019,477
Equity Residential	3,897	234,638
Essex Property Trust, Inc.(b)	664	153,650
Extra Space Storage, Inc.(b)	1,927	271,649
Healthpeak Properties, Inc.	5,604	93,867
Host Hotels & Resorts, Inc.	34,757	720,860
Invitation Homes, Inc.	8,992	306,357
Iron Mountain, Inc.	3,428	269,578
Mid-America Apartment Communities, Inc.	1,392	174,947
NET Lease Office Properties	166	4,049
Prologis, Inc.	13,708	1,826,865
Public Storage	3,091	877,442
Realty Income Corp.	19,443	1,013,175
SBA Communications Corp.	1,726	361,131
Simon Property Group, Inc.	3,588	531,526
Sun Communities, Inc.	1,943	259,896
UDR, Inc.	4,680	166,140
Ventas, Inc.	2,879	121,753
VICI Properties, Inc.	31,295	936,659
W.P. Carey, Inc.	2,682	151,077

	Shares	Value
Real Estate Investment Trusts — 2.0% (Continued)
Welltower, Inc.(b)	7,839	$722,442
Weyerhaeuser Co.	6,955	239,113
Total Real Estate Investment Trusts (Cost $13,564,832)		13,288,121
Contingent Value Rights — 0.0%(C)
Healthcare — Products — 0.0%(c)
ABIOMED, Inc.(a)(d)	455	0
Total Contingent Value Rights (Cost $0)		0

Short-Term Investments — 6.0%
Investments Purchased with Collateral from Securities Lending — 5.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51%(e)	38,306,536	38,306,536
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 5.23%(e)	1,944,054	1,944,054
Total Short-Term Investments (Cost $40,250,590)		40,250,590
Total Investments — 105.6% (Cost $574,331,167)		$706,823,611
Liabilities in Excess of Other Assets — (5.6)%		(37,301,250)
Total Net Assets — 100.0%		$669,522,361

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

NV - Naamloze Vennootschap

(a)Non-income producing security.

(b)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $37,639,218 which represented 5.6% of net assets.

(c)Represents less than 0.05% of net assets.

(d)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(e)The rate shown represents the 7-day effective yield as of February 29, 2024.

SoFi Next 500 ETF

18	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024

	Shares	Value
Common Stocks — 93.8%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.(a)	5,549	$174,239
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	487	115,063
HEICO Corp.	850	164,390
Hexcel Corp.	3,029	225,540
		504,993
Agriculture — 0.2%
Darling Ingredients, Inc.(b)	3,170	134,123
Airlines — 1.1%
Alaska Air Group, Inc.(b)	6,556	245,129
American Airlines Group, Inc.(b)	38,891	609,811
		854,940
Apparel — 1.7%
Capri Holdings Ltd.(b)	1,867	86,125
Columbia Sportswear Co.(a)	906	74,917
Crocs, Inc.(b)	1,537	187,898
Deckers Outdoor Corp.(b)	394	352,862
PVH Corp.(a)	956	130,657
Ralph Lauren Corp.	574	106,718
Skechers U.S.A., Inc. - Class A(b)	1,621	100,194
Tapestry, Inc.	3,281	155,946
VF Corp.(a)	5,334	87,158
		1,282,475
Auto Manufacturers — 0.7%
Lucid Group, Inc.(a)(b)	64,300	212,190
Rivian Automotive, Inc. - Class A(a)(b)	31,051	351,497
		563,687
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	3,621	112,722
Fox Factory Holding Corp.(b)	633	32,023
Gentex Corp.	3,101	113,280
Lear Corp.	965	132,543
Phinia, Inc.	718	24,570
		415,138
Banks — 4.8%
Bank OZK(a)	1,887	82,651
BOK Financial Corp.	932	79,229
Cadence Bank(a)	6,176	170,952
Columbia Banking System, Inc.	4,842	87,640
Comerica, Inc.	2,688	132,733
Commerce Bancshares, Inc.	1,713	89,145
Cullen/Frost Bankers, Inc.(a)	1,312	142,365
East West Bancorp, Inc.	3,323	242,114
First Citizens BancShares, Inc. - Class A	547	860,874
First Financial Bankshares, Inc.	2,008	62,128

	Shares	Value
Common Stocks — 93.8% (Continued)
Banks — 4.8% (Continued)
First Horizon National Corp.	8,816	$124,306
Glacier Bancorp, Inc.(a)	2,072	77,534
Home BancShares, Inc.	4,231	99,259
Pinnacle Financial Partners, Inc.(a)	1,388	114,815
Prosperity Bancshares, Inc.	1,189	74,205
SouthState Corp.(a)	1,279	107,487
Synovus Financial Corp.	2,386	90,525
United Bankshares, Inc.(a)	2,534	87,904
Valley National Bancorp	12,756	104,472
Webster Financial Corp.	7,964	379,405
Western Alliance Bancorp	3,026	174,691
Wintrust Financial Corp.(a)	1,091	105,118
Zions Bancorp N.A.	2,781	109,655
		3,599,207
Beverages — 1.0%
Celsius Holdings, Inc.(b)	5,464	445,972
Molson Coors Brewing Co. - Class B	4,226	263,787
National Beverage Corp.	1,107	58,272
		768,031
Biotechnology — 1.5%
Apellis Pharmaceuticals, Inc.(b)	1,492	92,459
Arrowhead Pharmaceuticals, Inc.(b)	2,281	73,220
Exelixis, Inc.(b)	4,294	94,039
Halozyme Therapeutics, Inc.(b)	3,039	120,983
Intra-Cellular Therapies, Inc.(b)	3,392	235,811
Ionis Pharmaceuticals, Inc.(b)	981	44,351
Karuna Therapeutics, Inc.(b)	310	97,331
Mural Oncology PLC(b)	148	783
Sarepta Therapeutics, Inc.(b)	1,443	184,560
United Therapeutics Corp.(b)	747	168,553
		1,112,090
Building Materials — 2.7%
AAON, Inc.	2,293	192,566
Armstrong World Industries, Inc.	664	80,085
Builders FirstSource, Inc.(b)	1,665	324,976
Eagle Materials, Inc.	493	125,000
Fortune Brands Innovations, Inc.	1,207	98,177
Knife River Corp.(b)	792	58,679
Lennox International, Inc.(a)	454	213,929
Louisiana-Pacific Corp.	666	49,264
MDU Resources Group, Inc.	3,243	70,308
Mohawk Industries, Inc.(b)	2,442	289,670
Owens Corning	1,246	186,626
Simpson Manufacturing Co., Inc.	651	135,851
Trex Co., Inc.(b)	1,215	111,488
UFP Industries, Inc.	839	96,175
		2,032,794

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	19

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Chemicals — 0.8%
Ashland, Inc.	914	$85,587
Axalta Coating Systems Ltd.(b)	3,426	112,133
Element Solutions, Inc.(a)	3,453	81,146
Huntsman Corp.	2,229	57,062
Olin Corp.	1,603	86,241
RPM International, Inc.(a)	1,876	216,397
The Chemours Co.	1,942	38,199
		676,765
Commercial Services — 4.8%
ADT, Inc.(a)	28,509	206,975
Alight, Inc. - Class A(a)(b)	6,860	61,809
API Group Corp.(a)(b)	9,072	317,974
Avis Budget Group, Inc.(a)	770	83,191
Bright Horizons Family Solutions, Inc.(b)	922	105,901
Driven Brands Holdings, Inc.(b)	7,077	97,592
Dun & Bradstreet Holdings, Inc.(a)	23,148	243,980
Euronet Worldwide, Inc.(b)	1,140	124,762
FTI Consulting, Inc.(b)	499	103,233
GXO Logistics, Inc.(a)(b)	1,889	97,775
H&R Block, Inc.	1,932	94,571
Hertz Global Holdings, Inc.(a)(b)	8,726	68,499
Insperity, Inc.	602	61,278
ManpowerGroup, Inc.	650	46,904
Morningstar, Inc.	624	186,320
Paylocity Holding Corp.(a)(b)	1,401	236,223
R1 RCM, Inc.(a)(b)	6,488	91,156
Robert Half, Inc.	1,583	127,273
Service Corp. International(a)	1,879	137,524
Toast, Inc. - Class A(a)(b)	9,023	207,529
TriNet Group, Inc.	678	86,791
Valvoline, Inc.	1,741	74,236
Vestis Corp.	5,661	106,200
WEX, Inc.(a)(b)	2,348	515,925
WillScot Mobile Mini Holdings Corp.(a)(b)	3,321	158,578
		3,642,199
Computers — 4.5%
Amdocs Ltd.	1,683	153,490
ASGN, Inc.(b)	798	79,257
CACI International, Inc. - Class A(b)	288	107,957
DXC Technology Co.(b)	3,794	82,937
ExlService Holdings, Inc.(b)	2,560	79,667
Insight Enterprises, Inc.(b)	500	94,000
KBR, Inc.	5,006	300,510
Maximus, Inc.	682	57,056
Parsons Corp.(b)	1,702	137,198
Pure Storage, Inc. - Class A(b)	12,023	633,011
Qualys, Inc.(b)	699	120,130

	Shares	Value
Common Stocks — 93.8% (Continued)
Computers — 4.5% (Continued)
Science Applications International Corp.	697	$97,552
Super Micro Computer, Inc.(a)(b)	1,513	1,310,441
Tenable Holdings, Inc.(a)(b)	2,520	121,363
		3,374,569
Cosmetics & Personal Care — 0.7%
Coty, Inc. - Class A(a)(b)	12,658	158,984
elf Beauty, Inc.(b)	1,252	261,080
Inter Parfums, Inc.	543	79,669
		499,733
Distribution & Wholesale — 1.0%
Core & Main, Inc. - Class A(b)	3,448	164,573
Pool Corp.(a)	523	208,217
SiteOne Landscape Supply, Inc.(a)(b)	551	92,832
Watsco, Inc.(a)	473	186,419
WESCO International, Inc.(a)	817	122,133
		774,174
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	487	76,123
Air Lease Corp.	3,362	134,816
Ally Financial, Inc.	4,133	152,880
Blue Owl Capital, Inc. - Class A(a)	28,962	520,157
Credit Acceptance Corp.(a)(b)	155	85,808
Evercore, Inc. - Class A	454	84,934
Houlihan Lokey, Inc.	532	68,447
Interactive Brokers Group, Inc. - Class A	2,504	272,235
Invesco Ltd.	4,885	75,278
Jefferies Financial Group, Inc.	2,343	97,984
Lazard, Inc.	1,434	55,266
OneMain Holdings, Inc.	1,690	79,819
Radian Group, Inc.	1,733	50,500
SEI Investments Co.	1,677	112,778
SLM Corp.(a)	2,972	61,907
Stifel Financial Corp.	1,360	103,170
The Western Union Co.(a)	4,052	54,337
Tradeweb Markets, Inc. - Class A	1,817	192,275
Voya Financial, Inc.	1,877	128,312
		2,407,026
Electric — 1.5%
Black Hills Corp.	1,084	56,401
Hawaiian Electric Industries, Inc.	1,891	23,032
IDACORP, Inc.(a)	681	60,003
NRG Energy, Inc.(a)	3,171	175,420
OGE Energy Corp.	2,189	72,040
Ormat Technologies, Inc.	909	59,221
Pinnacle West Capital Corp.	1,589	108,576
PNM Resources, Inc.	1,376	50,238

SoFi Next 500 ETF

20	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Electric — 1.5% (Continued)
Portland General Electric Co.	1,203	$48,325
Vistra Corp.	9,097	496,150
		1,149,406
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	422	106,023
Generac Holdings, Inc.(b)	777	87,420
Littelfuse, Inc.	346	82,431
Universal Display Corp.	684	119,304
		395,178
Electronics — 3.0%
Allegion PLC(a)	1,175	150,247
Arrow Electronics, Inc.(b)	740	86,950
Atkore, Inc.(a)	625	105,875
Coherent Corp.(b)	6,757	401,907
Hubbell, Inc.	706	268,753
Jabil, Inc.	2,023	291,494
nVent Electric PLC	2,802	188,630
Sensata Technologies Holding PLC	2,450	84,329
SYNNEX Corp.	3,359	349,000
Trimble, Inc.(a)(b)	3,155	193,054
Woodward, Inc.	680	96,213
		2,216,452
Energy — Alternate Sources — 0.2%
NextEra Energy Partners LP	2,201	60,461
Plug Power, Inc.(a)(b)	9,564	33,761
Sunrun, Inc.(a)(b)	5,981	72,011
		166,233
Engineering & Construction — 1.5%
AECOM	1,836	163,092
Comfort Systems USA, Inc.(a)	621	189,858
EMCOR Group, Inc.(b)	617	193,442
Exponent, Inc.(a)	727	58,807
MasTec, Inc.(b)	3,569	269,316
TopBuild Corp.(b)	628	252,695
		1,127,210
Entertainment — 2.0%
Caesars Entertainment, Inc.(b)	4,107	178,531
Churchill Downs, Inc.	996	121,383
DraftKings, Inc. - Class A(b)	11,689	506,367
International Game Technology PLC	4,703	127,781
Light & Wonder, Inc. - Class A(b)	1,075	108,048
Marriott Vacations Worldwide Corp.(a)	1,569	146,215
Penn Entertainment, Inc.(b)	1,946	35,612
TKO Group Holdings, Inc.(a)	655	54,843
United Parks & Resorts, Inc.(b)	963	49,450
Vail Resorts, Inc.	741	170,660
		1,498,890

	Shares	Value
Common Stocks — 93.8% (Continued)
Environmental Control — 0.9%
Casella Waste Systems, Inc. - Class A(b)	772	$69,557
Clean Harbors, Inc.(b)	1,185	215,789
Pentair PLC	2,000	155,580
Stericycle, Inc.(a)(b)	2,426	131,950
Tetra Tech, Inc.	719	127,493
		700,369
Food — 2.3%
Albertsons Cos., Inc. - Class A	7,672	155,588
Flowers Foods, Inc.	2,869	64,323
Ingredion, Inc.	1,524	179,268
Lancaster Colony Corp.	405	83,803
Performance Food Group Co.(b)	7,073	542,994
Pilgrim’s Pride Corp.(b)	9,613	306,078
Post Holdings, Inc.(b)	1,865	194,258
US Foods Holding Corp.(b)	4,319	219,362
		1,745,674
Food Service — 0.4%
Aramark	10,910	330,900
Gas — 0.8%
National Fuel Gas Co.	2,154	104,986
New Jersey Resources Corp.	1,795	74,690
NiSource, Inc.(a)	6,457	168,269
ONE Gas, Inc.(a)	991	59,064
Southwest Gas Holdings, Inc.	1,194	81,371
UGI Corp.	4,487	109,842
		598,222
Hand & Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	859	220,419
MSA Safety, Inc.	1,411	259,836
Regal Rexnord Corp.	1,553	266,324
		746,579
Healthcare — Products — 4.0%
10X Genomics, Inc. - Class A(a)(b)	1,037	48,366
Avantor, Inc.(b)	9,108	224,421
Bio-Techne Corp.	2,201	161,928
Bruker Corp.	2,001	173,167
DENTSPLY SIRONA, Inc.	1,994	65,164
Envista Holdings Corp.(b)	2,177	44,955
Globus Medical, Inc. - Class A(b)	1,056	57,013
Haemonetics Corp.(b)	1,409	102,829
ICU Medical, Inc.(b)	587	64,118
Inspire Medical Systems, Inc.(a)(b)	779	139,472
Integra LifeSciences Holdings Corp.(b)	1,132	41,782
Lantheus Holdings, Inc.(b)	5,201	340,041
Masimo Corp.(b)	1,269	163,117
Merit Medical Systems, Inc.(b)	878	66,904

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	21

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Healthcare — Products — 4.0% (Continued)
Natera, Inc.(b)	1,967	$170,126
Penumbra, Inc.(a)(b)	1,391	326,774
QuidelOrtho Corp.(b)	1,775	80,940
Repligen Corp.(a)(b)	863	167,413
Shockwave Medical, Inc.(a)(b)	2,131	555,914
		2,994,444
Healthcare — Services — 2.2%
Acadia Healthcare Co., Inc.(b)	1,503	125,425
agilon health, Inc.(b)	12,145	74,449
Catalent, Inc.(b)	2,003	114,852
Charles River Laboratories International, Inc.(b)	761	193,439
Chemed Corp.	181	113,330
DaVita, Inc.(a)(b)	980	124,431
Encompass Health Corp.	1,024	76,186
HealthEquity, Inc.(b)	1,753	144,815
Medpace Holdings, Inc.(b)	489	194,386
Sotera Health Co.(b)	3,285	49,308
Surgery Partners, Inc.(b)	2,502	77,637
Teladoc Health, Inc.(a)(b)	1,877	28,305
Tenet Healthcare Corp.(b)	1,201	111,693
The Ensign Group, Inc.	839	104,808
Universal Health Services, Inc. - Class B	738	123,290
		1,656,354
Home Builders — 0.4%
Meritage Homes Corp.	540	85,136
Thor Industries, Inc.(a)	550	70,499
Toll Brothers, Inc.	1,527	175,056
		330,691
Home Furnishings — 0.4%
Dolby Laboratories, Inc. - Class A(a)	743	60,183
Leggett & Platt, Inc.	1,560	31,855
Tempur Sealy International, Inc.(a)	2,137	116,402
Whirlpool Corp.(a)	581	62,394
		270,834
Household Products & Wares — 0.1%
Reynolds Consumer Products, Inc.	2,398	70,741
Housewares — 0.1%
Newell Brands, Inc.	5,894	44,205
The Scotts Miracle-Gro Co.(a)	623	40,931
		85,136
Insurance — 3.7%
American Financial Group, Inc.	1,210	154,481
Assurant, Inc.	611	110,866
Axis Capital Holdings Ltd.	1,285	80,403
Corebridge Financial, Inc.	10,637	264,117

	Shares	Value
Common Stocks — 93.8% (Continued)
Insurance — 3.7% (Continued)
Equitable Holdings, Inc.(a)	13,678	$468,334
Erie Indemnity Co. - Class A(a)	642	261,217
Essent Group Ltd.	1,292	69,212
Fidelity National Financial, Inc.(a)	2,732	138,185
First American Financial Corp.(a)	1,089	63,608
Kinsale Capital Group, Inc.(a)	368	189,954
Lincoln National Corp.	1,925	53,015
MGIC Investment Corp.(a)	3,330	66,234
Old Republic International Corp.	2,991	86,619
Primerica, Inc.	481	117,970
Reinsurance Group of America, Inc.	892	157,750
RLI Corp.	535	78,351
Ryan Specialty Holdings, Inc.(a)	3,254	170,445
Selective Insurance Group, Inc.(a)	748	78,151
The Hanover Insurance Group, Inc.	522	68,627
Unum Group	2,404	118,878
		2,796,417
Internet — 0.9%
Chewy, Inc. - Class A(b)	2,073	36,568
F5, Inc.(b)	920	172,242
IAC, Inc.(b)	988	56,118
Robinhood Markets, Inc. - Class A(b)	11,130	181,531
Roku, Inc.(b)	1,324	83,650
Ziff Davis, Inc.(a)(b)	873	60,027
Zillow Group, Inc. - Class C(a)(b)	1,959	109,998
		700,134
Iron & Steel — 0.8%
ATI, Inc.(a)(b)	4,897	240,835
Cleveland-Cliffs, Inc.(b)	6,948	144,518
Commercial Metals Co.	2,229	120,366
United States Steel Corp.	2,853	135,061
		640,780
Leisure Time — 1.0%
Brunswick Corp.(a)	1,044	91,246
Harley-Davidson, Inc.	2,036	73,846
Norwegian Cruise Line Holdings Ltd.(b)	16,343	316,891
Planet Fitness, Inc. - Class A(b)	2,452	152,146
Polaris, Inc.(a)	750	69,533
YETI Holdings, Inc.(b)	1,136	46,621
		750,283
Lodging — 1.2%
Boyd Gaming Corp.	1,304	86,234
Choice Hotels International, Inc.	855	95,709
Hilton Grand Vacations, Inc.(b)	3,402	152,682
Hyatt Hotels Corp. - Class A	1,822	279,840
Wyndham Hotels & Resorts, Inc.(b)	1,070	81,909
Wynn Resorts Ltd.	1,894	199,248
		895,622

SoFi Next 500 ETF

22	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Machinery — Construction & Mining — 1.0%
BWX Technologies, Inc.	1,090	$109,905
Oshkosh Corp.	908	100,661
Vertiv Holdings Co. - Class A	8,500	574,770
		785,336
Machinery — Diversified — 2.1%
AGCO Corp.	1,090	119,573
Applied Industrial Technologies, Inc.	581	110,326
Chart Industries, Inc.(a)(b)	1,168	166,860
Cognex Corp.	2,086	82,293
Crane Co.	747	90,805
Flowserve Corp.	1,735	73,425
Gates Industrial Corp. PLC(b)	3,318	48,841
Graco, Inc.	2,008	183,250
Nordson Corp.	754	200,301
The Middleby Corp.(b)	820	124,771
The Toro Co.	1,527	140,957
Watts Water Technologies, Inc. - Class A	363	74,034
Zurn Elkay Water Solutions Corp.(a)	4,152	131,826
		1,547,262
Media — 0.8%
Cable One, Inc.	64	29,184
Endeavor Group Holdings, Inc. - Class A(a)	5,510	132,516
Fox Corp. - Class A	3,882	115,645
News Corp. - Class A	4,773	128,298
Nexstar Media Group, Inc. - Class A(a)	502	83,417
The New York Times Co. - Class A	2,173	96,220
		585,280
Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,523	248,615
RBC Bearings, Inc.(a)(b)	1,006	274,466
The Timken Co.	1,022	85,838
Valmont Industries, Inc.	341	72,268
		681,187
Mining — 0.4%
Alcoa Corp.	4,620	125,710
MP Materials Corp.(a)(b)	5,656	86,028
Royal Gold, Inc.	769	78,922
		290,660
Miscellaneous Manufacturers — 1.1%
A.O. Smith Corp.	1,655	137,200
Carlisle Companies, Inc.	1,214	424,900
Donaldson Co., Inc.	1,534	109,865
ITT, Inc.	1,130	142,538
		814,503

	Shares	Value
Common Stocks — 93.8% (Continued)
Oil & Gas — 7.8%
Antero Resources Corp.(b)	14,203	$365,017
APA Corp.(a)	9,217	274,574
Chesapeake Energy Corp.(a)	3,798	314,398
Chord Energy Corp.(a)	2,658	431,792
Civitas Resources, Inc.(a)	4,958	340,515
EQT Corp.	13,125	487,594
Helmerich & Payne, Inc.	4,736	181,815
HF Sinclair Corp.	10,009	555,501
Matador Resources Co.(a)	3,945	249,127
Murphy Oil Corp.	8,331	330,491
Noble Corp. PLC(a)	4,801	200,730
Ovintiv, Inc.(a)	6,127	302,735
PBF Energy, Inc. - Class A	7,490	349,783
Range Resources Corp.	6,585	208,218
Southwestern Energy Co.(b)	72,159	502,949
Texas Pacific Land Corp.(a)	179	282,000
Transocean Ltd.(b)	10,199	47,833
Weatherford International PLC(b)	3,801	390,020
		5,815,092
Oil & Gas Services — 0.5%
ChampionX Corp.(a)	4,234	131,508
NOV, Inc.	13,900	234,910
		366,418
Other Financial Investment Activities — 0.4%
SoFi Technologies, Inc.(a)(b)	30,435	273,306
Packaging & Containers — 1.5%
AptarGroup, Inc.	826	116,020
Berry Global Group, Inc.(a)	1,585	92,263
Crown Holdings, Inc.	2,427	185,957
Graphic Packaging Holding Co.	7,392	191,822
Sealed Air Corp.	1,968	68,624
Silgan Holdings, Inc.	1,741	76,447
Sonoco Products Co.	4,142	234,769
Westrock Co.	3,648	165,218
		1,131,120
Pharmaceuticals — 1.8%
Alkermes PLC(b)	1,510	44,832
BellRing Brands, Inc.(b)	3,234	184,176
Elanco Animal Health, Inc.(b)	15,170	241,052
Henry Schein, Inc.(b)	1,704	130,305
Jazz Pharmaceuticals PLC(b)	2,428	288,689
Neurocrine Biosciences, Inc.(b)	2,306	300,703
Option Care Health, Inc.(b)	2,361	76,189
Organon & Co.	2,874	50,036
Perrigo Co. PLC(a)	2,977	78,176
		1,394,158

SoFi Next 500 ETF

The accompanying notes are an integral part of these financial statements.	23

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Pipelines — 0.7%
Antero Midstream Corp.	6,280	$84,152
DT Midstream, Inc.(a)	1,420	81,835
New Fortress Energy, Inc.(a)	9,738	342,290
		508,277
Private Equity — 0.2%
The Carlyle Group, Inc.(a)	3,976	182,300
Real Estate — 0.3%
Howard Hughes Holdings, Inc.(b)	926	70,746
Jones Lang LaSalle, Inc.(b)	621	118,139
		188,885
Retail — 3.6%
Academy Sports & Outdoors, Inc.(a)	923	68,967
Advance Auto Parts, Inc.(a)	704	47,548
Asbury Automotive Group, Inc.(a)(b)	550	114,857
AutoNation, Inc.(a)(b)	572	85,686
Bath & Body Works, Inc.	2,661	121,608
BJ’s Wholesale Club Holdings, Inc.(b)	1,977	144,400
Casey’s General Stores, Inc.	629	191,523
Dick’s Sporting Goods, Inc.(a)	741	131,816
FirstCash Holdings, Inc.	1,160	132,820
Five Below, Inc.(a)(b)	767	153,922
Floor & Decor Holdings, Inc. - Class A(b)	1,700	205,903
GameStop Corp. - Class A(a)(b)	4,955	70,708
Lithia Motors, Inc.(a)	413	123,512
Macy’s, Inc.(a)	3,600	62,784
MSC Industrial Direct Co., Inc. - Class A(a)	737	74,393
Murphy USA, Inc.(a)	375	156,379
Penske Automotive Group, Inc.(a)	977	149,970
RH(b)	235	64,484
Texas Roadhouse, Inc.	944	141,005
The Gap, Inc.	4,704	89,094
The Wendy’s Co.	2,902	52,555
Williams-Sonoma, Inc.(a)	892	210,092
Wingstop, Inc.(a)	432	151,654
		2,745,680
Savings & Loans — 0.1%
New York Community Bancorp, Inc.(a)	12,115	58,030
TFS Financial Corp.	4,326	55,157
		113,187
Semiconductors — 2.5%
Allegro MicroSystems, Inc.(a)(b)	4,095	128,952
Amkor Technology, Inc.	3,644	113,037
Cirrus Logic, Inc.(b)	956	87,780
Entegris, Inc.(a)	2,865	384,941
IPG Photonics Corp.(b)	587	50,687
Lattice Semiconductor Corp.(a)(b)	3,180	243,620

	Shares	Value
Common Stocks — 93.8% (Continued)
Semiconductors — 2.5% (Continued)
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,163	$102,728
MKS Instruments, Inc.(a)	872	107,047
Power Integrations, Inc.(a)	600	42,876
Rambus, Inc.(b)	5,060	299,754
Silicon Laboratories, Inc.(a)(b)	1,202	165,323
Synaptics, Inc.(b)	764	76,476
Wolfspeed, Inc.(a)(b)	3,595	93,542
		1,896,763
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	584	170,306
Software — 7.1%
AppLovin Corp. - Class A(b)	3,267	195,105
Bentley Systems, Inc. - Class B(a)	4,543	233,374
BILL Holdings, Inc.(a)(b)	3,622	229,381
BlackLine, Inc.(b)	2,078	117,885
CCC Intelligent Solutions Holdings, Inc.(b)	17,841	208,918
Concentrix Corp.(a)	868	62,887
Confluent, Inc. - Class A(b)	5,027	170,264
Dayforce, Inc.(a)(b)	3,303	230,417
DigitalOcean Holdings, Inc.(a)(b)	4,752	180,196
DoubleVerify Holdings, Inc.(a)(b)	4,000	123,560
Doximity, Inc. - Class A(a)(b)	1,800	50,814
Dropbox, Inc. - Class A(b)	4,303	103,057
Duolingo, Inc.(b)	830	198,370
Dynatrace, Inc.(b)	11,533	571,460
Elastic NV(b)	2,047	273,909
Five9, Inc.(b)	1,702	103,822
Guidewire Software, Inc.(b)	1,259	150,249
Informatica, Inc. - Class A(a)(b)	7,448	242,656
Manhattan Associates, Inc.(b)	888	224,957
Nutanix, Inc. - Class A(b)	4,259	268,998
Paycor HCM, Inc.(a)(b)	3,923	82,854
Pegasystems, Inc.	865	56,260
Procore Technologies, Inc.(b)	2,895	225,897
SentinelOne, Inc. - Class A(a)(b)	8,035	226,346
Smartsheet, Inc. - Class A(b)	3,074	129,754
SPS Commerce, Inc.(b)	589	109,059
Teradata Corp.(b)	2,121	79,792
UiPath, Inc. - Class A(b)	11,377	270,204
Workiva, Inc.(b)	662	57,011
ZoomInfo Technologies, Inc.(a)(b)	8,872	148,695
		5,326,151
Telecommunications — 0.7%
Ciena Corp.(b)	2,246	127,977
Frontier Communications Parent, Inc.(a)(b)	2,230	52,806
GCI Liberty, Inc. Escrow(b)(c)	806	0

SoFi Next 500 ETF

24	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Common Stocks — 93.8% (Continued)
Telecommunications — 0.7% (Continued)
Iridium Communications, Inc.	3,058	$88,529
Juniper Networks, Inc.	6,125	226,809
		496,121
Toys, Games & Hobbies — 0.2%
Hasbro, Inc.(a)	1,644	82,677
Mattel, Inc.(b)	3,856	75,963
		158,640
Transportation — 0.7%
Knight-Swift Transportation Holdings, Inc.	2,337	131,667
Landstar System, Inc.	470	89,394
Saia, Inc.(a)(b)	383	220,378
XPO, Inc.(b)	975	117,312
		558,751
Water — 0.2%
Essential Utilities, Inc.(a)	4,128	143,572
Total Common Stocks (Cost $61,059,742)		70,855,687
Real Estate Investment Trusts — 5.9%
AGNC Investment Corp.(a)	9,913	94,768
Agree Realty Corp.(a)	1,500	82,425
American Homes 4 Rent - Class A	4,950	183,200
Americold Realty Trust, Inc.	6,746	170,674
Annaly Capital Management, Inc.(a)	17,785	339,515
Apartment Income REIT Corp.	2,015	61,095
Boston Properties, Inc.(a)	2,322	150,280
Brixmor Property Group, Inc.	3,922	88,676
Camden Property Trust(a)	1,805	170,536
Cousins Properties, Inc.	1,867	42,586
CubeSmart	3,751	163,581
EastGroup Properties, Inc.	624	109,631
Equity LifeStyle Properties, Inc.	2,634	177,321
Federal Realty Investment Trust	1,168	117,793
First Industrial Realty Trust, Inc.	1,771	93,863
Gaming and Leisure Properties, Inc.	3,751	170,595
Healthcare Realty Trust, Inc.	4,965	68,418
Independence Realty Trust, Inc.(a)	8,506	124,528
Kilroy Realty Corp.	1,823	69,073
Kimco Realty Corp.	12,585	248,680
Kite Realty Group Trust	8,136	174,192
Lamar Advertising Co. - Class A	1,294	143,052
Medical Properties Trust, Inc.(a)	8,543	35,966
National Storage Affiliates Trust(a)	1,771	63,420
NNN REIT, Inc.(a)	2,360	96,028
Omega Healthcare Investors, Inc.	2,108	65,601
Rayonier, Inc.(a)	1,583	54,503
Realty Income Corp.	1,730	90,150

	Shares	Value
Real Estate Investment Trusts — 5.9% (Continued)
Regency Centers Corp.	2,300	$142,485
Rexford Industrial Realty, Inc.	3,976	202,299
Rithm Capital Corp.	5,414	58,688
Ryman Hospitality Properties, Inc.	2,088	247,386
STAG Industrial, Inc.(a)	2,420	89,879
Starwood Property Trust, Inc.(a)	6,524	133,024
Terreno Realty Corp.	1,503	96,643
Total Real Estate Investment Trusts (Cost $4,647,099)		4,420,554
Short-Term Investments — 27.8%
Investments Purchased with Collateral from Securities Lending — 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51%(d)	20,824,955	20,824,955
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 5.23%(d)	171,752	171,752
Total Short-Term Investments (Cost $20,996,707)		20,996,707
Total Investments — 127.5% (Cost $86,703,548)		$96,272,948
Liabilities in Excess of Other Assets — (27.5)%		(20,753,408)
Total Net Assets — 100.0%		$75,519,540

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $20,539,039 which represented 27.2% of net assets.

(b)Non-income producing security.

(c)Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(d)The rate shown represents the 7-day effective yield as of February 29, 2024.

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	25

SCHEDULE OF INVESTMENTS as of February 29, 2024

	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 0.9%
The Boeing Co.(a)(b)	733	$149,327
Airlines — 1.1%
American Airlines Group, Inc.(a)(b)	5,195	81,458
Delta Air Lines, Inc.	2,718	114,889
		196,347
Apparel — 0.4%
Nike, Inc. - Class B(b)	595	61,838
Auto Manufacturers — 15.7%
Ford Motor Co.	20,145	250,604
Lucid Group, Inc.(a)(b)	43,558	143,741
NIO, Inc. - ADR(a)(b)	24,966	143,555
Rivian Automotive, Inc. - Class A(a)(b)	46,425	525,531
Tesla, Inc.(a)	8,192	1,653,802
		2,717,233
Banks — 2.1%
NU Holdings Ltd./Cayman Islands - Class A(a)	33,021	365,873
Beverages — 1.0%
The Coca-Cola Co.	2,789	167,396
Biotechnology — 0.4%
Moderna, Inc.(a)(b)	664	61,247
Commercial Services — 3.0%
Block, Inc.(a)	2,530	201,059
PayPal Holdings, Inc.(a)	5,361	323,483
		524,542
Computers — 4.3%
Apple, Inc.	4,143	748,847
Diversified Financial Services — 3.1%
Coinbase Global, Inc. - Class A(a)(b)	2,669	543,302
Entertainment — 1.6%
AMC Entertainment Holdings, Inc.(a)(b)	20,399	88,124
DraftKings, Inc. - Class A(a)(b)	4,186	181,337
		269,461
Food — 0.1%
Beyond Meat, Inc.(a)(b)	1,413	15,105
Insurance — 3.0%
Berkshire Hathaway, Inc. - Class B(a)(b)	1,284	525,670
Internet — 19.9%
Airbnb, Inc. - Class A(a)(b)	1,009	158,887
Alibaba Group Holding Ltd. - ADR(b)	3,098	229,345
Alphabet, Inc. - Class A(a)	5,493	760,561
Amazon.com, Inc.(a)	4,672	825,823
Maplebear, Inc.(a)(b)	2,846	92,609

	Shares	Value
Common Stocks — 99.8% (Continued)
Internet — 19.9% (Continued)
Meta Platforms, Inc. - Class A	1,582	$775,386
Netflix, Inc.(a)	436	262,873
Shopify, Inc. - Class A(a)(b)	3,743	285,853
Snap, Inc. - Class A(a)	3,742	41,237
		3,432,574
Leisure Time — 1.0%
Carnival Corp.(a)(b)	9,606	152,351
Virgin Galactic Holdings, Inc.(a)	13,565	23,603
		175,954
Media — 3.4%
The Walt Disney Co.	4,993	557,119
Warner Bros Discovery, Inc.(a)(b)	3,643	32,022
		589,141
Oil & Gas — 1.1%
Exxon Mobil Corp.(b)	1,824	190,644
Pharmaceuticals — 1.8%
Johnson & Johnson	766	123,617
Pfizer, Inc.	5,743	152,534
Tilray Brands, Inc.(a)(b)	23,073	39,916
		316,067
Retail — 5.5%
Costco Wholesale Corp.	567	421,785
GameStop Corp. - Class A(a)(b)	9,249	131,983
Starbucks Corp.	1,069	101,448
Target Corp.(b)	1,053	161,025
Walmart, Inc.	2,237	131,111
		947,352
Semiconductors — 20.0%
Advanced Micro Devices, Inc.(a)(b)	3,302	635,734
ARM Holdings PLC - ADR(a)(b)	4,655	656,540
Intel Corp.	4,306	185,373
NVIDIA Corp.	2,506	1,982,548
		3,460,195
Software — 9.2%
Microsoft Corp.	1,931	798,738
Palantir Technologies, Inc. - Class A(a)	29,937	750,820
Zoom Video Communications, Inc. - Class A(a)	561	39,680
		1,589,238
Telecommunications — 1.2%
AT&T, Inc.	12,638	213,961
Total Common Stocks (Cost $14,949,394)		17,261,314

SoFi Social 50 ETF

26	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Continued)

	Shares	Value
Short-Term Investments — 22.4%
Investments Purchased with Collateral from Securities Lending — 22.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	3,852,970	$3,852,970
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.23%(c)	16,459	16,459
Total Short-Term Investments (Cost $3,869,429)		3,869,429
Total Investments — 122.2% (Cost $18,818,823)		$21,130,743
Liabilities in Excess of Other Assets — (22.2)%		(3,835,186)
Total Net Assets — 100.0%		$17,295,557

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)Non-income producing security.

(b)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $3,764,653 which represented 21.8% of net assets.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

SoFi Enhanced Yield ETF

The accompanying notes are an integral part of these financial statements.	27

SCHEDULE OF INVESTMENTS as of February 29, 2024

	Par	Value
U.S. Treasury Obligations — 71.0%
United States Treasury Note/Bond
0.38%, 08/15/2024	$2,275,500	$2,225,507
4.50%, 11/30/2024	2,695,000	2,680,570
3.88%, 03/31/2025	2,241,500	2,215,101
Total U.S. Treasury Obligations (Cost $7,128,535)		7,121,178

	Notional Amount	Contracts	Value
Options Purchased — 0.7%(a)(b)
Put Options — 0.7%
S&P 500 Index, Expiration: 03/08/2024; Exercise Price: $4,400.00(c)	815,403,200	1,600	72,000
Total Options Purchased (Cost $394,914)			72,000

	Shares	Value
Short-Term Investments — 22.7%
Money Market Funds — 0.5%
First American Government Obligations Fund - Class X, 5.23%(d)	50,651	50,651

	Par	Value
U.S. Treasury Bills — 22.2%
5.09%, 05/09/2024(e)	2,253,500	2,230,824
Total Short-Term Investments (Cost $2,282,605)		2,281,475

Total Investments — 94.4% (Cost $9,806,054)		$9,474,653
Other Assets in Excess of Liabilities — 5.6%		554,415
Total Net Assets — 100.0%		$10,029,068

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

(c)Held in connection with written option contracts. See Schedule of Options Written for further information.

(d)The rate shown represents the annualized seven-day effective yield as of February 29, 2024.

(e)The rate shown is the effective yield.

SoFi Enhanced Yield ETF

28	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of February 29, 2024

	Notional Amount	Contracts	Value
Options Written — (0.7)% (a)(b)
Put Options — (0.7)%
S&P 500 Index, Expiration: 03/08/2024; Exercise Price: $4,450.00	$(815,403,200)	(1,600)	$(76,000)
Total Options Written (Premiums received $441,250)			(76,000)

(a)Exchange-traded.

(b)100 shares per contract.

SoFi Funds

The accompanying notes are an integral part of these financial statements.	29

STATEMENTS OF ASSETS AND LIABILITIES at February 29, 2024

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF

Assets:
Investments in securities, at value (Note 2)(1)	$706,823,611	$96,272,948	$21,130,743	$9,474,653
Receivables:
Fund shares sold	897,605	—	316,268	501,448
Dividends and interest	946,125	68,222	15,779	67,890
Securities lending income, net (Note 5)	8,686	3,325	2,071	—
Collateral at broker for options written	—	—	—	64,378
Variable fee	—	—	—	100
Total assets	708,676,027	96,344,495	21,464,861	10,108,469

Liabilities:
Collateral received for securities loaned (Note 5)	38,306,536	20,824,955	3,852,970	—
Options written (Premiums received of $441,250) (Note 2)	—	—	—	76,000
Payables:
Investment securities purchased	847,130	—	312,573	—
Management fees, net (Note 4)	—	—	3,761	3,401
Total liabilities	39,153,666	20,824,955	4,169,304	79,401
Net Assets	$669,522,361	$75,519,540	$17,295,557	$10,029,068

Components of Net Assets:
Paid-in capital	$574,391,339	$77,616,118	$25,960,974	$10,032,086
Total distributable (accumulated) earnings (losses)	95,131,022	(2,096,578)	(8,665,417)	(3,018)
Net assets	$669,522,361	$75,519,540	$17,295,557	$10,029,068

Net Asset Value (unlimited shares authorized):
Net assets	$669,522,361	$75,519,540	$17,295,557	$10,029,068
Shares of beneficial interest issued and outstanding	37,050,000	5,650,000	540,000	500,000
Net asset value	$18.07	$13.37	$32.03	$20.06

Cost of investments	$574,331,167	$86,703,548	$18,818,823	$9,806,054

(1)Includes loaned securities with value of $37,639,218, $20,539,039, $3,764,653, and $- respectively.

SoFi Funds

30	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF
	Year Ended February 29, 2024	Year Ended February 29, 2024	Year Ended February 29, 2024	Period Ended February 29, 2024(1)

Investment Income:
Dividend income (net of foreign withholding tax of $25,270, $-, $204, and $-, respectively)	$8,035,645	$895,205	$94,027	$—
Securities lending income, net (Note 5)	186,169	54,908	155,902	—
Interest income	56,028	7,004	1,524	88,432
Total investment income	8,277,842	957,117	251,453	88,432

Expenses:
Management fees (Note 4)	988,068	114,946	43,777	8,682
Total expenses	988,068	114,946	43,777	8,682
Less: Management fee waiver (Note 4)	(988,068)	(114,946)	—	—
Net expenses	—	—	43,777	8,682
Net investment income (loss)	8,277,842	957,117	207,676	79,750

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,906,697)	(4,481,998)	687,344	(377,633)
Options written	—	—	—	432,243
Change in net unrealized appreciation/depreciation on:
Investments	139,996,156	12,935,643	4,287,573	(331,401)
Options written	—	—	—	365,250
Net realized and unrealized gain (loss)	138,089,459	8,453,645	4,974,917	88,459
Net increase (decrease) in net assets resulting from operations	$146,367,301	$9,410,762	$5,182,593	$168,209

(1)The Fund commenced operations on November 14, 2023. The information presented is from November 14, 2023 to February 29, 2024.

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	31

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 29, 2024	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$8,277,842	$6,438,218
Net realized gain (loss)	(1,906,697)	(67,222)
Change in net unrealized appreciation/depreciation	139,996,156	(43,526,505)
Net increase (decrease) in net assets resulting from operations	146,367,301	(37,155,509)

Distributions to Shareholders:
Net distributions to shareholders	(7,924,575)	(5,974,658)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	105,111,420	88,452,755
Total increase (decrease) in net assets	243,554,146	45,322,588

Net Assets:
Beginning of year	425,968,215	380,645,627
End of year	$669,522,361	$425,968,215

(1)Summary of share transactions is as follows:

	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	9,300,000	$144,324,855	8,700,000	$124,430,655
Shares redeemed	(2,750,000)	(39,213,435)	(2,400,000)	(35,977,900)
Net increase (decrease)	6,550,000	$105,111,420	6,300,000	$88,452,755

SoFi Next 500 ETF

32	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 29, 2024	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$957,117	$792,653
Net realized gain (loss)	(4,481,998)	(1,034,661)
Change in net unrealized appreciation/depreciation	12,935,643	(3,940,644)
Net increase (decrease) in net assets resulting from operations	9,410,762	(4,182,652)

Distributions to Shareholders:
Net distributions to shareholders	(974,225)	(731,180)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	13,118,510	9,870,670
Total increase (decrease) in net assets	21,555,047	4,956,838

Net Assets:
Beginning of year	53,964,493	49,007,655
End of year	$75,519,540	$53,964,493

(1)Summary of share transactions is as follows:

	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	1,550,000	$18,142,445	1,650,000	$20,037,805
Shares redeemed	(450,000)	(5,023,935)	(800,000)	(10,167,135)
Net increase (decrease)	1,100,000	$13,118,510	850,000	$9,870,670

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	33

	Year Ended February 29, 2024	Year Ended February 28, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$207,676	$195,435
Net realized gain (loss)	687,344	(9,102,761)
Change in net unrealized appreciation/depreciation	4,287,573	3,235,911
Net increase (decrease) in net assets resulting from operations	5,182,593	(5,671,415)

Distributions to Shareholders:
Net distributions to shareholders	(272,786)	(142,199)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	(1,306,504)	(1,035,785)
Total increase (decrease) in net assets	3,603,303	(6,849,399)

Net Assets:
Beginning of year	13,692,254	20,541,653
End of year	$17,295,557	$13,692,254

(1)Summary of share transactions is as follows:

	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Value	Shares	Value
Shares sold	230,000	$6,268,287	—	$—
Shares redeemed	(290,000)	(7,574,791)	(50,000)	(1,035,785)
Net increase (decrease)	(60,000)	$(1,306,504)	(50,000)	$(1,035,785)

STATEMENTS OF CHANGES IN NET ASSETS

SoFi Enhanced Yield ETF

34	The accompanying notes are an integral part of these financial statements.

Period Ended February 29, 2024(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$79,750
Net realized gain (loss)	54,610
Change in net unrealized appreciation/depreciation	33,849
Net increase (decrease) in net assets resulting from operations	168,209

Distributions to Shareholders:
Net distributions to shareholders	(171,227)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	10,032,086
Total increase (decrease) in net assets	10,029,068

Net Assets:
Beginning of period	—
End of period	$10,029,068

(1)The Fund commenced operations on November 14, 2023. The information presented is from November 14, 2023 to February 29, 2024.

(2)Summary of share transactions is as follows:

	Period Ended February 29, 2024(1)(2)
	Shares	Value
Shares sold	500,000	$10,030,477
Shares redeemed	—	—
Variable fees	—	1,609
Net increase (decrease)	500,000	$10,032,086

STATEMENTS OF CHANGES IN NET ASSETS

SoFi Select 500 ETF

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$13.97	$15.73	$13.94	$10.38		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.25	0.24	0.19	0.18		0.17
Net realized and unrealized gain (loss) on investments(3)	4.09	(1.79)	1.76	3.54		0.33
Total from investment operations	4.34	(1.55)	1.95	3.72		0.50

Less Distributions:
From net investment income	(0.24)	(0.21)	(0.16)	(0.16)		(0.12)
From net realized gain	—	—	—	(0.00	)(7)	—
Total distributions	(0.24)	(0.21)	(0.16)	(0.16)		(0.12)

Net asset value, end of year/period	$18.07	$13.97	$15.73	$13.94		$10.38
Total return(5)	31.30%	(9.78)%	13.89%	36.04%		4.95%	(4)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$669.5	$426.0	$380.6	$177.1		$73.7
Ratio of expenses to average net assets
Before management fees waived	0.19%	0.19%	0.19%	0.19%		0.19%	(6)
After management fees waived	0.00%	0.00%	0.00%	0.00%		0.00%	(6)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.40%	1.48%	0.96%	1.25%		1.60%	(6)
After management fees waived	1.59%	1.67%	1.15%	1.44%		1.79%	(6)
Portfolio turnover rate(8)	16%	17%	9%	26%		22%	(4)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to $0.01 or $(0.01), as applicable.

(8)Excludes the impact of in-kind transactions.

SoFi Next 500 ETF

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$11.86	$13.25	$13.31	$9.62		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.19	0.19	0.15	0.16		0.13
Net realized and unrealized gain (loss) on investments(3)	1.51	(1.41)	(0.08)	3.67		(0.40)
Total from investment operations	1.70	(1.22)	0.07	3.83		(0.27)

Less Distributions:
From net investment income	(0.19)	(0.17)	(0.13)	(0.14)		(0.11)
From net realized gain	—	—	—	(0.00	)(7)	—
Total distributions	(0.19)	(0.17)	(0.13)	(0.14)		(0.11)

Net asset value, end of year/period	$13.37	$11.86	$13.25	$13.31		$9.62
Total return(5)	14.47%	(9.06)%	0.45%	40.17%		(2.84)%	(4)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$75.5	$54.0	$49.0	$24.6		$9.1
Ratio of expenses to average net assets
Before management fees waived	0.19%	0.19%	0.19%	0.19%		0.19%	(6)
After management fees waived	0.00%	0.00%	0.00%	0.00%		0.00%	(6)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.39%	1.43%	0.85%	1.29%		1.29%	(6)
After management fees waived	1.58%	1.62%	1.04%	1.48%		1.48%	(6)
Portfolio turnover rate(8)	31%	38%	27%	53%		55%	(4)

(1) Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to $0.01 or $(0.01), as applicable.

(8)Excludes the impact of in-kind transactions.

SoFi Social 50 ETF

The accompanying notes are an integral part of these financial statements.	37

	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of year/period	$22.82	$31.60	$29.38	$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.37	0.31	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments(3)	9.35	(8.86)	2.21	10.64	(1.27)
Total from investment operations	9.72	(8.55)	2.32	10.76	(1.12)

Less Distributions:
From net investment income	(0.51)	(0.23)	(0.10)	(0.11)	(0.15)
Total distributions	(0.51)	(0.23)	(0.10)	(0.11)	(0.15)

Net asset value, end of year/period	$32.03	$22.82	$31.60	$29.38	$18.73
Total return(5)	42.96%	(26.98)%	7.85%	57.67%	(5.67)%	(4)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$17.3	$13.7	$20.5	$11.8	$2.8
Ratio of expenses to average net assets	0.29%	0.29%	0.29%	0.29%	0.29%	(6)
Ratio of net investment income (loss) to average net assets	1.38%	1.24%	0.31%	0.52%	0.92%	(6)
Portfolio turnover rate(7)	42%	96%	62%	414%	168%	(4)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

SoFi Enhanced Yield ETF

38	The accompanying notes are an integral part of these financial statements.

Period Ended February 29, 2024(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.26
Net realized and unrealized gain (loss) on investments(3)	0.26
Total from investment operations	0.52

Less Distributions:
From net investment income	(0.46)
Total distributions	(0.46)

Net asset value, end of period	$20.06
Total return(4)(5)	2.64%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$10.0
Ratio of expenses to average net assets(6)	0.49%
Ratio of net investment income (loss) to average net assets(6)	4.50%
Portfolio turnover rate(4)(7)	8%

(1)The Fund commenced operations on November 14, 2023. The information presented is from November 14, 2023 to February 29, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

39

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi Social 50 ETF are diversified series of shares and the SoFi Enhanced Yield ETF is a non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (the “Sub-Adviser”) serves as Sub-Adviser to the SoFi Enhanced Yield ETF only. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF commenced operations on May 7, 2019, and the SoFi Enhanced Yield ETF commenced operations on November 14, 2023.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Enhanced Yield ETF is to seek current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the mean between the closing bid and ask prices as provided by an independent pricing agent.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

40

SoFi Funds

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and options written as of February 29, 2024:

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(d)	$653,284,900	$—	$—		$653,284,900
Real Estate Investment Trusts	13,288,121	—	—		13,288,121
Contingent Value Rights	—	—	0	(a)	—
Investments Purchased with Collateral from Securities Lending(b)	—	—	—		38,306,536
Money Market Funds	1,944,054	—	—		1,944,054
Total Assets	$668,517,075	$—	$0		$706,823,611

Contingent Value Rights
Balance as of February 28, 2023	$0	(a)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of February 29, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 29, 2024:	$—

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

41

SoFi Funds

SoFi Next 500 ETF

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(d)	$70,855,687	$—	$0	(c)	$70,855,687
Real Estate Investment Trusts	4,420,554	—	—		4,420,554
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		20,824,955
Money Market Funds	171,752	—	—		171,752
Total Assets	$75,447,993	$—	$0		$96,272,948

	Common Stocks
Balance as of February 28, 2023	$—	(c)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	0
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of February 29, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 29, 2024:	$0

SoFi Social 50 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(d)	$17,261,314	$—	$—	$17,261,314
Investments Purchased with Collateral from Securities Lending(b)	—	—	—	3,852,970
Money Market Funds	16,459	—	—	16,459
Total Assets	$17,277,773	$—	$—	$21,130,743

SoFi Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$7,121,178	$—	$7,121,178
Options Purchased	—	72,000	—	72,000
Money Market Funds	50,651	—	—	50,651
U.S. Treasury Bills	—	2,230,824	—	2,230,824
Total Assets	$50,651	$9,424,002	$—	$9,474,653

Liabilities:
Options Written	$ —	$ (76,000)	$ —	$ (76,000)
Total Liabilities	$—	$(76,000)	$—	$(76,000)

(a)The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

(b)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(c)The Level 3 securities (Common Stock) are fair valued at $0 due to a halt in trading as a result of a merger.

(d)Refer to the Schedule of Investments for industry classifications.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

42

SoFi Funds

B. Derivative Instruments (SoFi Enhanced Yield ETF Only). As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

By virtue of the Fund’s investment in option contracts on equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended February 29, 2024, the Fund’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Options Purchased	1,129	$553,804,045
Options Written	(1,129)	(553,804,045)

Statements of Assets and Liabilities

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

43

SoFi Funds

Fair value of derivative instruments as of February 29, 2024:

Instrument	Asset Derivatives as of February 29, 2024		Liability Derivatives as of February 29, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts – Put Options Purchased	Investments in Securities, at Value	$72,000	—	$ —
Equity Contracts – Put Options Written	—	—	Option Written	(76,000)

Statements of Operations

The effect of derivative instruments on the Statement of Operations for the period ended February 29, 2024:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts – Put Options Purchased	Net Realized Gain (Loss) on Investments	$(377,397)	$(322,914)
Equity Contracts – Put Options Written	Net Realized Gain (Loss) on Options Written	432,243	365,250

The SoFi Enhanced Yield ETF is not subject to a master netting agreement with respect to its investment in options written and options purchased; therefore, no additional disclosures regarding netting arrangements is required.

C.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 29, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

44

SoFi Funds

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, and the SoFi Social 50 ETF are declared and paid at least semi-annually, and for the SoFi Enhanced Yield ETF is declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

K. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The SoFi Enhanced Yield ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to redemptions in-kind. For the year ended February 29, 2024, the following adjustments were made:

Fund	Paid-In Capital	Distributable Earnings
SoFi Select 500 ETF	$16,287,210	$(16,287,210)
SoFi Next 500 ETF	$1,755,572	$(1,755,572)
SoFi Social 50 ETF	$(237,230)	$237,230
SoFi Enhanced Yield ETF	$—	$—

During the year ended February 29, 2024, the SoFi Select 500 ETF realized $16,287,210, the SoFi Next 500 ETF realized $1,755,572, and the SoFi Social 50 ETF realized $(237,230) in net capital gains (losses) resulting from in-kind redemptions, in which Authorized Participants exchange Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

M.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

N.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Concentration Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.Credit Risk (SoFi Enhanced Yield ETF Only). If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

C.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

D. Derivatives Risk (SoFi Enhanced Yield ETF Only). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Sub-Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that event, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

E.Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to received payment from issuers.

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

F.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (SoFi Enhanced Yield ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when each Fund’s primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurances that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. Also, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for shares, in turn, could lead to wider bid/ask spreads and differences between the market price of shares and the underlying value of those shares.

G.Fixed Income Securities Risk (SoFi Enhanced Yield ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter- term and higher rated securities.

H.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

I. Implied Volatility Risk (SoFi Enhanced Yield ETF Only). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

J. Index Risk (SoFi Enhanced Yield ETF Only). If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

K. Index ETF Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

L. Interest Rate Risk (SoFi Enhanced Yield ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

M. Leveraging Risk (SoFi Enhanced Yield ETF Only). Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

N. Liquidity Risk (SoFi Enhanced Yield ETF Only). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

O. Management and Strategy Risk (SoFi Enhanced Yield ETF Only). The value of your investment depends on the judgment of the Sub-Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Sub-Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether make a credit put spread (bullish position) or a credit call spread (bearish position). The Sub-Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Sub-Adviser activities are subject to operational risks, which may adversely impact the management of the Fund.

P.Market Capitalization Risk.

•Large-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

•Mid-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Q. Models and Data Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

R. New Fund Risk (SoFi Enhanced Yield ETF Only). The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

S.Non-Diversification Risk (SoFi Enhanced Yield ETF Only). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. Investment in a limited number of equity indexes exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of indexes.

T. Options Risk (SoFi Enhanced Yield ETF Only). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

U. Passive Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The Funds invest in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform its Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to their Index. The returns from the types of securities in which the Funds invest may underperform returns from the various general securities markets or different asset classes. This may cause the Funds to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

V. Regulatory Risk (SoFi Enhanced Yield ETF Only). Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

W.REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

X. Sector Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Funds invest more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and their performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Each Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

○ Consumer Discretionary Sector Risk (SoFi Social 50 ETF Only). The Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Y. Third Party Data Risk (SoFi Social 50 ETF Only). The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Z.Tracking Error Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). As with all index funds, the performance of the Funds and their Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their Index. In addition, the Funds may not be fully invested in the securities of their Index at all times or may hold securities not included in their Index. The use of sampling techniques may affect each Fund’s ability to achieve close correlation with their Index. The Funds may use a representative sampling strategy to achieve their investment objective, if the Adviser believes it is in the best interest of the Funds, which generally can be expected to produce a greater non-correlation risk.

AA.U.S. Government Securities Risk (SoFi Enhanced Yield ETF Only). U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

BB.User Bias Risk (SoFi Social 50 ETF Only.) The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

CC.Written Options Risk (SoFi Enhanced Yield ETF Only). The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.). Because of the fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum

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potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 90% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. For the SoFi Enhanced Yield ETF, the Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Enhanced Yield ETF	0.49%	0.49%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2024 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF and SoFi Enhanced Yield ETF. Management Fees for the year/period ended February 29, 2024 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

The Adviser has entered into an agreement with Social Finance, Inc.(“SoFi”) with respect to the SoFi Select 500 EF, SoFi Next 500 ETF and SoFi Social 50 ETF, under which SoFi or an affiliate of SoFi, assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligation, SoFi is entitled to a fee, paid by the Adviser, based on the total management fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs. The Adviser has entered into an agreement with SoFi and the Sub-Adviser with respect to the SoFi Enhanced Yield ETF, under which each of SoFi and the Sub-Adviser assume a portion of the obligation of the Adviser to pay all of the Unitary Expenses of the SoFi Enhanced Yield ETF. For assuming the payment obligation, each of SoFi and the Sub-Adviser is entitled to a fee, paid by the Adviser, based on the total management fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs for the SoFi Enhanced Yield ETF. Although SoFi has agreed to be responsible for the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

The Sub-Adviser serves as sub-adviser to the SoFi Enhanced Yield ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for day-to-day management of the SoFi Enhanced Yield ETF’s portfolio, including determining the securities purchased and sold by the Fund and the execution of the Fund’s portfolio investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Enhanced Yield ETF, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and monthly.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

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Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The SoFi Enhanced Yield ETF does not currently participate in securities lending.

As of February 29, 2024 the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$37,639,218	$38,306,536	5.6%
SoFi Next 500 ETF	20,539,039	20,824,955	27.2%
SoFi Social 50 ETF	3,764,653	3,852,970	21.8%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended February 29, 2024, the SoFi Select 500 ETF, SoFi Next 500 ETF, and Sofi Social 50 ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continous.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year/period ended February 29, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$89,803,459	$82,476,032
SoFi Next 500 ETF	19,774,062	18,905,140
SoFi Social 50 ETF	6,339,011	6,410,771
SoFi Enhanced Yield ETF	2,338,707	123,972

For the year/period ended February 29, 2024, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$—	$—
SoFi Next 500 ETF	—	—
SoFi Social 50 ETF	—	—
SoFi Enhanced Yield ETF	2,338,707	123,972

For the year/period ended February 29, 2024, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SoFi Select 500 ETF	$135,940,008	$38,491,097
SoFi Next 500 ETF	17,448,493	5,137,262
SoFi Social 50 ETF	6,207,827	7,479,590
SoFi Enhanced Yield ETF	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the year/period ended February 29, 2024, and the year ended February 28, 2023, are as follows:

	Ordinary Income		Long Term Capital Gain
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
SoFi Select 500 ETF	$7,924,575	$5,974,658	$—	$—
SoFi Next 500 ETF	974,225	731,180	—	—
SoFi Social 50 ETF	272,786	142,199	—	—
SoFi Enhanced Yield ETF	118,604	N/A	52,623	N/A

As of the most recent fiscal year/period ended February 29, 2024, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF
Cost of investments(a)	$588,132,253	$89,182,174	$21,437,545	$9,365,022
Gross tax unrealized appreciation	154,179,001	15,272,342	4,551,977	366,017
Gross tax unrealized depreciation	(35,487,643)	(8,181,568)	(4,858,779)	(332,386)
Net tax unrealized appreciation (depreciation)	118,691,358	7,090,774	(306,802)	33,631
Undistributed ordinary income (loss)	1,575,928	109,500	15,727	—
Undistributed long-term capital gain (loss)	—	—	—	5,686
Total distributable earnings	1,575,928	109,500	15,727	5,686
Other accumulated gain (loss)	(25,136,264)	(9,296,852)	(8,374,342)	(42,335)
Total distributable (accumulated) earnings (losses)	$95,131,022	$(2,096,578)	$(8,665,417)	$(3,018)

(a)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

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NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year/period ended February 29, 2024, the Funds have not elected to defer late year losses. As of the most recent fiscal year/period ended February 29, 2024, the following Funds had long-term and short-term capital loss carryovers, which do not expire:

Short-Term Capital Loss Carryover

SoFi Select 500 ETF	$14,246,754
SoFi Next 500 ETF	5,248,334
SoFi Social 50 ETF	5,082,643
SoFi Enhanced Yield ETF	—

Long-Term Capital Loss Carryover

SoFi Select 500 ETF	$10,889,510
SoFi Next 500 ETF	4,048,518
SoFi Social 50 ETF	3,291,699
SoFi Enhanced Yield ETF	—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a brokerdealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Enhanced Yield ETF is $500, and for the SoFi Social 50 ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

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NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Continued)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SoFi ETFs and
The Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF and SoFi Enhanced Yield ETF (the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of February 29, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 29, 2024, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
SoFi Select 500 ETF and SoFi Next 500 ETF	For the year ended February 29, 2024	For the two years ended February 29, 2024	For the four years ended February 29, 2024 and for the period April 10, 2019 (commencement of operations) to February 29, 2020
SoFi Social 50 ETF	For the year ended February 29, 2024	For the two years ended February 29, 2024	For the four years ended February 29, 2024 and for the period May 7, 2019 (commencement of operations) to February 29, 2020
SoFi Enhanced Yield ETF	For the period November 14, 2023 (commencement of operations) to February 29, 2024	For the period November 14, 2023 (commencement of operations) to February 29, 2024	For the period November 14, 2023 (commencement of operations) to February 29, 2024

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 26, 2024

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EXPENSE EXAMPLES For the Six-Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Enhanced Yield ETF (hypothetical example only) are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2023 to February 29, 2024. The actual example for the SoFi Enhanced Yield ETF is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 14, 2023 (commencement of operations) to February 29, 2024.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,139.80	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	—

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

SoFi Next 500 ETF

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,091.80	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	—

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Six-Months Ended February 29, 2024 (Unaudited) (Continued)

SoFi Social 50 ETF

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(3)
Actual	$1,000.00	$1,152.70	$1.55
Hypothetical (5% annual return before expenses)	1,000.00	1,023.42	1.46

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

SoFi Enhanced Yield ETF

	Beginning Account Value November 14, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(4)
Actual	$1,000.00	$1,026.40	$1.45

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.46

(4)The actual expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 107/366 (to reflect the period from November 14, 2023 to February 29, 2024, the commencement of operations date to the end of the period).

(5)The hypothetical expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

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Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on October 4, 2023 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Enhanced Yield ETF (the “Fund”), a proposed series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Qiao Duan and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively- managed ETF. The Board noted that the Fund’s Sub-Adviser would be responsible for selecting the Fund’s investments and trade execution, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the portfolio investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser

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agreed to pay all other expenses incurred by the Fund, subject to the Sub-Adviser’s contractual agreement to assume a portion of such obligations in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information prepared by U.S. Bank Global Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. fund nontraditional bond fund category (the “Morningstar category”). The Board also considered comparative information prepared by Tidal Fund Services, LLC, the Fund’s administrator, in partnership with AltaVista Research, LLC, comparing the Fund’s cost structure to additional peer groups within the broader Morningstar category based on select criteria.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on October 4, 2023, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, proposed to be entered into between the Adviser and ZEGA. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Mick Brokaw and Jay Pestrichelli, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Continued)

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compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not currently manage any accounts that utilize a strategy similar to the strategy that is to be employed by Fund, although the Sub-Adviser does manage other accounts with strategies focused on investments in options contracts.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for Fund’s portfolio investment decisions and trade execution, subject to the supervision of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub- Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub- Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub- advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s- length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Continued)

61

SoFi Funds

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and the SoFi Enhanced Yield ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the SoFi Enhanced Yield ETF; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because each Fund qualifies as In-Kind ETFs (as defined under Rule 22e-4).The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that each Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The SoFi Enhanced Yield ETF commenced operations after June 30, 2023 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

62

SoFi Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (2019 to 2023); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	34	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	34	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	34	None
Interested Trustee and Executive Officer
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, and Chairman, since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	34

Trustee, Tidal Trust II (60 Funds) (since 2022);

Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director,

Muzinich BDC, Inc.

(since 2019); Trustee,

Professionally

Managed Portfolios

(27 series) (since

2011); Interested

Trustee, Direxion

Funds, Direxion

Shares ETF Trust,

and Direxion

Insurance Trust

(2014–2018).

63

SoFi Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).	Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

(3)The Trust, as of the date of this shareholder report, offers for sale to the public 34 of the 48 funds registered with the SEC.

64

SoFi Funds

additional information

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the periods ended February 29, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SoFi Select 500 ETF	79.51%
SoFi Next 500 ETF	39.27%
SoFi Social 50 ETF	29.55%
SoFi Enhanced Yield ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended February 29, 2024, was as follows:

SoFi Select 500 ETF	75.37%
SoFi Next 500 ETF	38.38%
SoFi Social 50 ETF	28.89%
SoFi Enhanced Yield ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the periods ended February 29, 2024, was as follows:

SoFi Select 500 ETF	0.00%
SoFi Next 500 ETF	0.00%
SoFi Social 50 ETF	0.00%
SoFi Enhanced Yield ETF	32.76%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 358-0096 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (877) 358-0096 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

65

SoFi Funds

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investment, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
(SoFi Enhanced Yield ETF Only)
ZEGA Financial, LLC
3801 PGA Blvd, Suite 600
Palm Beach Gardens, Florida 33410

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place 50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi Social 50 ETF	SFYF	886364405
SoFi Enhanced Yield ETF	THTA	886364280

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SoFi Select 500 ETF

	FYE 2/29/2024	FYE 2/28/2023
Audit Fees	$13,125	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,625
All Other Fees	N/A	N/A

SoFi Next 500 ETF

	FYE 2/29/2024	FYE 2/28/2023
Audit Fees	$13,125	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,625
All Other Fees	N/A	N/A

SoFi Social 50 ETF

	FYE 2/29/2024	FYE 2/28/2023
Audit Fees	$13,125	$13,125
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	$2,625
All Other Fees	N/A	N/A

SoFi Enhanced Yield ETF

	FYE 2/29/2024	FYE 2/28/2023
Audit Fees	$13,125	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,625	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2024	FYE 2/28/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/29/2024	FYE 2/28/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 7, 2024

* Print the name and title of each signing officer under his or her signature.